[GRAPHIC]

       Smith Barney Funds, Inc.

       U.S. Government
       Securities Fund

       ANNUAL REPORT

       December 31, 1998

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(R)

Smith Barney
Funds, Inc.                               [PHOTO]             [PHOTO]

                                          HEATH B. MCLENDON   JAMES E. CONROY
                                          Chairman            Vice President

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Funds, Inc. -- U.S. Government Securities Fund ("Portfolio") for the year ended December 31, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance can be found in the appropriate sections that follow in the report.

A Style Pure Fund

The Smith Barney U.S. Government Securities Portfolio is a Style Pure Fund. Style Pure Series mutual funds are Smith Barney Mutual Funds that are the basic building blocks of asset allocation. Except for maintaining minimal amounts of cash or extraordinary market conditions, each Style Pure Series Fund is totally invested 100% of the time within its designated asset class and its designated investment style.

Performance Update

For the year ended December 31, 1998, the Portfolio posted a total return of 6.04% for Class A shares. The Portfolio's return outperformed the average total return for general U.S. government funds of 4.89% according to Lipper, Inc., an independent fund-tracking organization. In addition, during the past year, the Fund distributed income dividends totaling $0.83 per Class A share. For performance information on the Portfolio's other share classes, please turn to page five.

Investment Strategy

The Portfolio seeks high current income, liquidity and security of principal by investing in obligations of the U.S. Government, its agencies or its instrumentalities and related repurchase and reverse repurchase agreements. We seek income from the standpoint of paying dividends to shareholders, but our overriding concern is preserving asset values in all market conditions.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       1

During the reporting period, we continued to emphasize income generation in the Fund by investing primarily in mortgage-backed securities ("MBS"). To the extent that current market conditions suggest lower interest rates, we have also invested in intermediate-term U.S. Treasuries during the period under review as a way to boost the Fund's appreciation potential.

As of December 31, 1998, MBS represented about 90% of the Portfolio's holdings (with U.S. Treasury securities comprising approximately 10% of the Portfolio's remaining assets) versus roughly 73% MBS in the Portfolio as of June 30, 1998. In addition, the U.S. Government Securities Fund had an average maturity of 6.5 years at the end of the year. In the months ahead, we plan to closely monitor prepayment trends and make needed portfolio adjustments if and when interest rates go down more.

Market Update and Outlook

The key events during 1998 were predominantly mergers and acquisitions, the ongoing overseas economic crisis and the resiliency of the U.S. economy and financial markets. The broad range in interest rates and the associated higher market volatility reflected those conditions. As can be seen from the chart below, interest rates went down during the reporting period:

Yields from U.S. Treasury Securities

                                              12/31/98                12/31/97
                                              --------                --------

90-day Treasury Bill                            4.45%                   5.34%
2-Year Treasury Note                            4.53                    5.64
5-Year Treasury Note                            4.54                    5.71
10-Year Treasury Bond                           4.65                    5.74
30-Year Treasury Bond                           5.09                    5.92

The historically low level of interest rates in October 1998 was precipitated by the first Federal Reserve Board ("Fed") interest rate cut since 1996. While further cuts ensued, concerns surrounding hedge fund losses took center stage, prompting spreads between corporate bonds and mortgage-backed securities to widen versus U.S. Treasuries. Compounding the problem was considerable corporate financing as we headed toward the end of the year. Corporate debt issuance for 1998 on a net basis was more than the prior two years combined.

We believe that the dominant issues in 1999 will be the advent of the Euro, the prospects for economic recovery throughout Asia and other less developed countries, the future sustainability of U.S. economic growth and the ongoing resiliency of U.S. financial markets.

--------------------------------------------------------------------------------
2                                             1998 Annual Report to Shareholders

The Euro introduces a new variable to macroeconomic analysis that has not been faced since the demise of the Soviet empire and the advent of true global competition. Opportunities should abound in the financial markets as corporate financing expands in creative new ways. However, the implications for the U.S. dollar as the world's premier currency has now been brought into question by the Euro's introduction.

The economic picture throughout Asia and Russia remains critically unclear. Rising employment, the need to dump finished goods in the face of uncertain currencies and fiscal policies that are slow to change and less than dramatic, do not bode well for the financial markets of less developed countries.

In our view, the U.S. economy and the financial markets will continue to soul search as to prospects for continued good fortune. The positives include such variables as low unemployment, strong productivity, the dramatic increase in defined contribution plans (i.e., 401(k) plans) and estate planning as key market influences. However, historically low savings (the traditional standard) being redefined as the "wealth effect" as measured by investment growth remains an ever-present shadow that can change with the ups and downs of the financial markets.

Technical trends that have supported a decline in interest rates since 1981 remain fully intact. However, we believe the more dominant longer-term force should be for rates to head toward the 4.50% level. We have positioned the Portfolio in the coming year to benefit from these expected lower interest rates. On the next page, we have provided a list of the key global events that occurred this past year.

In closing, thank you for investing in the Smith Barney Funds, Inc. -- U.S. Government Securities Fund. We encourage you to visit our Web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals as the new century dawns.

Sincerely,


/s/ Heath B. McLendon          /s/ James E. Conroy

Heath B. McLendon              James E. Conroy
Chairman                       Vice President

January 25, 1999

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       3

--------------------------------------------------------------------------------
Key Global Events in 1998

1/26     Royal Bank of Canada and Bank of Montreal announce plans for merger
1/27     Compaq acquires Digital Equipment
2/03     President Clinton proposes the first no deficit budget in 30 years
2/11     Dow Jones Industrial Average ("DJIA") sets new record (8285.61)
3/09 The International Monetary Fund ("IMF") postpones additional funds to Indonesia
3/17     The Justice Department expands its investigation of Microsoft
4/07     Citicorp and Travelers Group merge
4/14     NationsBank announces merger with BankAmerica
5/08     The U.S. Senate announces major overhaul of the Internal Revenue
         Service
5/14     The Dow Jones Industrial Average closes above 9200
6/16     Oil prices hit 11-year low ($11.40)
6/18     U.S. intervenes in exchange market to support Yen
7/14     Japanese Prime Minister resigns in face of economic turmoil
8/17     Hong Kong intervenes in its stock and futures market
8/27     Russian central bank says it will stop supporting ruble
9/01     The DJIA declines to 7539, wiping out 1998 gains
9/28     Helmut Kohl loses German national election
9/30 The Federal Reserve Board cuts rates for first time since January 1996. (Two cuts ensue.)
10/01    Bond rates fall below 5%
10/27 Global financier George Soros says he will close his emerging market hedge fund
11/04    Democrats fare better than expected in mid-term elections
11/13    Brazil receives major financial bailout package
12/17    Joint military strike between U.S. and Britain begins against defiant
         Iraq
12/19 President William Jefferson Clinton becomes only the second U.S. President to be impeached by the House of Representatives

Source: The Wall Street Journal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                            Net Asset Value
                        ----------------------
                        Beginning        End         Income      Capital Gain      Total
Year Ended               of Year       of Year      Dividends    Distributions   Returns(1)
===========================================================================================
12/31/98                  $13.61        $13.41        $0.72          $0.27          6.04%
-------------------------------------------------------------------------------------------
12/31/97                   13.24         13.61         0.86           0.00          9.67
-------------------------------------------------------------------------------------------
12/31/96                   13.59         13.24         0.86           0.00          3.97
-------------------------------------------------------------------------------------------
12/31/95                   12.50         13.59         0.92           0.00         16.52
-------------------------------------------------------------------------------------------
12/31/94                   13.66         12.50         0.91           0.05         (1.48)
-------------------------------------------------------------------------------------------
12/31/93                   13.87         13.66         0.98           0.11          6.40
-------------------------------------------------------------------------------------------
12/31/92                   14.10         13.87         1.08           0.08          6.85
-------------------------------------------------------------------------------------------
12/31/91                   13.22         14.10         1.13           0.05         16.29
-------------------------------------------------------------------------------------------
12/31/90                   13.17         13.22         1.18           0.00          9.95
-------------------------------------------------------------------------------------------
12/31/89                   12.56         13.17         1.21           0.00         15.11
-------------------------------------------------------------------------------------------
12/31/88                   12.68         12.56         1.20           0.00          8.72
===========================================================================================
Total                                                $11.05          $0.56
===========================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                            Net Asset Value
                        ----------------------
                        Beginning        End         Income      Capital Gain      Total
Year Ended               of Year       of Year      Dividends    Distributions   Returns(1)
===========================================================================================
12/31/98                  $13.63        $13.42        $0.66          $0.27          5.47%
-------------------------------------------------------------------------------------------
12/31/97                   13.26         13.63         0.80           0.00          9.12
-------------------------------------------------------------------------------------------
12/31/96                   13.61         13.26         0.79           0.00          3.44
-------------------------------------------------------------------------------------------
12/31/95                   12.51         13.61         0.86           0.00         16.03
-------------------------------------------------------------------------------------------
Inception* - 12/31/94      12.47         12.51         0.21           0.00          2.04+
===========================================================================================
Total                                                 $3.32          $0.27
===========================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares(2)
--------------------------------------------------------------------------------

                            Net Asset Value
                        ----------------------
                        Beginning        End         Income      Capital Gain      Total
Year Ended               of Year       of Year      Dividends    Distributions   Returns(1)
===========================================================================================
12/31/98                  $13.60        $13.40        $0.66          $0.27          5.53%
-------------------------------------------------------------------------------------------
12/31/97                   13.23         13.60         0.80           0.00          9.18
-------------------------------------------------------------------------------------------
12/31/96                   13.58         13.23         0.80           0.00          3.49
-------------------------------------------------------------------------------------------
12/31/95                   12.50         13.58         0.87           0.00         15.93
-------------------------------------------------------------------------------------------
12/31/94                   13.66         12.50         0.83           0.04         (2.11)
-------------------------------------------------------------------------------------------
12/31/93                   13.86         13.66         0.88           0.11          5.74
-------------------------------------------------------------------------------------------
Inception* - 12/31/92      14.01         13.86         0.30           0.00          1.07+
===========================================================================================
Total                                                 $5.14          $0.42
===========================================================================================

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       5

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                            Net Asset Value
                        ----------------------
                        Beginning        End         Income      Capital Gain      Total
Year Ended               of Year       of Year      Dividends    Distributions   Returns(1)
===========================================================================================
12/31/98                  $13.64        $13.42        $0.78          $0.27          6.29%
-------------------------------------------------------------------------------------------
12/31/97                   13.27         13.64         0.90           0.00         10.00
-------------------------------------------------------------------------------------------
12/31/96                   13.61         13.27         0.89           0.00          4.30
-------------------------------------------------------------------------------------------
12/31/95                   12.51         13.61         0.96           0.00         16.88
-------------------------------------------------------------------------------------------
12/31/94                   13.67         12.51         0.91           0.04         (1.53)
-------------------------------------------------------------------------------------------
Inception* - 12/31/93      13.97         13.67         0.95           0.11          5.55+
===========================================================================================
Total                                                 $5.39          $0.42
===========================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                Without Sales Charge(1)
                                         ---------------------------------------
                                          Class A    Class B  Class L(2) Class Y
================================================================================
Year Ended 12/31/98                         6.04%     5.47%     5.53%     6.29%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                   6.78       N/A      6.24      7.02
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98                    8.79       N/A       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 12/31/98                 9.33      8.62      6.25      6.81
================================================================================

                                                Without Sales Charge(1)
                                         ---------------------------------------
                                          Class A    Class B  Class L(2) Class Y
================================================================================
Year Ended 12/31/98                          1.27%     1.04%     3.48%     6.29%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                    5.80       N/A      6.02      7.02
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98                     8.29       N/A       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 12/31/98                  8.97      8.43      6.08      6.81
================================================================================

--------------------------------------------------------------------------------
6                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                       Without Sales Charge(1)
================================================================================
Class A (12/31/88 through 12/31/98)                            132.25%
--------------------------------------------------------------------------------
Class B (Inception* through 12/31/98)                           40.95
--------------------------------------------------------------------------------
Class L (Inception* through 12/31/98)(2)                        44.62
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/98)                           48.16
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)   On June 12 1998, Class C shares were renamed Class L shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00% respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B, L and Y shares are October 9, 1984, November 7, 1994, December 2, 1992 and January 12, 1993, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       7

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

               Growth of $10,000 Invested in Class A Shares of the

                       U.S. Government Securities Fund vs.

                           Lehman Brothers MBS Index+

--------------------------------------------------------------------------------
                         December 1988 -- December 1998

                     U.S. Government Securities Fund   Lehman Brothers MBS Index

12/88                             9,602                         10,000
12/89                            11,013                         11,534
12/90                            12,065                         12,771
12/91                            13,973                         14,779
12/92                            14,891                         15,807
12/93                            15,795                         16,889
12/94                            15,527                         16,617
12/95                            18,092                         19,410
12/96                            18,180                         20,448
12/97                            20,630                         22,389
12/98                            21,611                         23,935

+ Hypothetical illustration of $10,000 invested in Class A shares on December 31, 1988, assuming deduction of the maximum 4.50% sales charge in effect at the time of investment and reinvestment of dividends (after deduction of applicable sales charge through November 7, 1994, and thereafter at net asset value) and capital gains, if any, at net asset value through December 31, 1998. The Lehman Brothers MBS Index is composed of about 600 15-year to 30-year fixed-rate mortgage-backed pools of Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. The index is unmanaged and is not subject to the management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
8                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT                           SECURITY                            VALUE
================================================================================
U.S. TREASURY OBLIGATIONS -- 3.0%
$16,000,000  U.S. Treasury Strips, zero coupon due 11/15/09
             (Cost -- $9,242,618)                                  $  9,160,320
================================================================================
U.S. GOVERNMENT AGENCIES -- 96.6%
             Federal Home Loan Mortgage Corporation:
31,482,695     6.00% due 08/01/28*                                   31,128,515
15,401,949     6.50% due 08/01/13*                                   15,642,527
 1,613,372     7.00% due 07/01/10*                                    1,649,673
             Federal National Mortgage Association:
32,213,768     6.00% due 04/01/13*                                   32,323,617
11,061,609     6.00% due 11/01/28*                                   10,930,197
30,093,961     6.50% due 08/01/13*                                   30,545,370
53,388,364     6.50% due 10/01/28*                                   53,771,692
55,500,000   Federal National Mortgage Association Principal Strips,
               zero coupon due 7/15/14                               23,221,200
             Government National Mortgage Association Certificates:
20,947,117     6.50% due 10/15/28*                                   21,176,069
   853,172     7.00% due 01/15/28*                                      873,699
20,825,866     7.50% due 03/15/25*                                   21,489,587
34,290,912     8.00% due 03/15/25*                                   35,640,966
18,786,119     Platinum 9.00% due 11/15/17                           20,071,654
   784,602     10.00% due 7/15/20*                                      857,665
   470,253   Government National Mortgage Association II
               Certificates, 10.00% due 01/20/18*                       509,340
--------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (Cost -- $298,673,238)                                  299,831,771
================================================================================
REPURCHASE AGREEMENTS -- 0.4%
 1,280,000   Morgan Stanley, Dean Witter & Co. 4.65% due 1/4/99;
             Proceeds at maturity -- $1,280,661; (Fully collateralized
             by U.S. Treasury Notes and Bonds, 6.000% to 6.500%
             due 7/15/99 to 8/15/27; Market Value -- $1,311,567)
             (Cost -- $1,280,000)                                     1,280,000
================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $309,195,856**)                              $310,272,091
================================================================================

* Maturity date shown represents the last in the range of maturity dates of mortgage certificates owned.
**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $309,195,856)                     $310,272,091
  Receivable for Fund shares sold                                       169,199
  Interest receivable                                                 1,701,532
--------------------------------------------------------------------------------
  Total Assets                                                      312,142,822
--------------------------------------------------------------------------------

LIABILITIES:
  Payable for Fund shares purchased                                  25,888,291
  Dividends payable                                                     939,038
  Payable to bank                                                       712,724
  Management fee payable                                                162,789
  Distribution fee payable                                               28,154
  Accrued expenses                                                       98,011
--------------------------------------------------------------------------------
  Total Liabilities                                                  27,829,007
--------------------------------------------------------------------------------
Total Net Assets                                                   $284,313,815
================================================================================

NET ASSETS:
  Par value of capital shares                                         $ 212,035
  Capital paid in excess of par value                               283,031,534
  Overdistributed net investment income                                  (5,989)
  Net unrealized appreciation of investments                          1,076,235
--------------------------------------------------------------------------------
Total Net Assets                                                   $284,313,815
================================================================================

Shares Outstanding:
  Class A                                                            18,689,332
  ------------------------------------------------------------------------------
  Class B                                                             1,107,363
  ------------------------------------------------------------------------------
  Class L                                                             1,149,911
  ------------------------------------------------------------------------------
  Class Y                                                               256,873
  ------------------------------------------------------------------------------

Net Asset Value:
  Class A (and redemption price)                                         $13.41
  ------------------------------------------------------------------------------
  Class B*                                                                13.42
  ------------------------------------------------------------------------------
  Class L**                                                               13.40
  ------------------------------------------------------------------------------
  Class Y (and redemption price)                                          13.42
  ------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value per share)      $14.04
  ------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)      $13.54
================================================================================

* Redemption price is NAV of Class B shares reduced by 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $ 19,364,690
  Less: Interest expense (Note 5)                                      (164,004)
--------------------------------------------------------------------------------
  Total Investment Income                                            19,200,686
--------------------------------------------------------------------------------

EXPENSES:
  Management fees (Note 2)                                            1,471,185
  Distribution fees (Note 2)                                            856,539
  Shareholder and system servicing fees                                 131,316
  Registration fees                                                      70,000
  Shareholder communications                                             50,584
  Custody                                                                18,002
  Audit and legal                                                        16,801
  Directors' fees                                                         5,001
  Other                                                                  10,001
--------------------------------------------------------------------------------
  Total Expenses                                                      2,629,429
--------------------------------------------------------------------------------
Net Investment Income                                                16,571,257
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 7):
  Realized Gain From:
    Security transactions (excluding short-term securities)           6,297,208
    Futures contracts                                                   322,471
--------------------------------------------------------------------------------
  Net Realized Gain                                                   6,619,679
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of year                                                 5,789,934
    End of year                                                       1,076,235
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                            (4,713,699)
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                         1,905,980
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $18,477,237
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      11

--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               1998                1997
===========================================================================================
OPERATIONS:
  Net investment income                                   $  16,571,257       $  21,650,743
  Net realized gain                                           6,619,679           3,738,506
  Increase (decrease) in net unrealized appreciation         (4,713,699)          5,629,941
-------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                     18,477,237          31,019,190
-------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     (17,009,666)        (21,829,158)
  Net realized gains                                         (6,181,782)           (111,560)
  Capital                                                       (25,989)                 --
-------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                           (23,217,437)        (21,940,718)
-------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                          110,832,636          17,054,286
  Net asset value of shares issued for
    reinvestment of dividends                                14,619,029          12,732,904
  Cost of shares reacquired                                (162,864,040)        (77,835,161)
-------------------------------------------------------------------------------------------
  Decrease in Net Assets
    From Fund Share Transactions                            (37,412,375)        (48,047,971)
-------------------------------------------------------------------------------------------
Decrease in Net Assets                                      (42,152,575)        (38,969,499)

NET ASSETS:
  Beginning of year                                         326,466,390         365,435,889
-------------------------------------------------------------------------------------------
  End of year*                                            $ 284,313,815       $ 326,466,390
===========================================================================================
* Includes overdistributed net investment income of:      $      (5,989)      $      (5,477)
===========================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The U.S. Government Securities Fund ("Portfolio"), formerly known as U.S. Government Securities Portfolio, is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and two other separate investment portfolios: Large Cap Value Fund and Short-Term High Grade Bond Fund (formerly known as the Short-Term U.S. Treasury Securities Fund). The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and ask prices;
(c) securities for which market quotations are not available will be valued in good faith at fair value by or under direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1998, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $25,989 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      13

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

2. Management Agreement and Transactions with Affiliated Persons

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager for the Fund. The Portfolio pays MMC an investment advisory fee calculated at an annual rate of 0.50% of the first $200 million of the average daily net assets, and 0.40% of the average daily net assets of the Portfolio in excess of $200 million. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

On June 12, 1998, the Fund's existing Class C shares were renamed as Class L shares. Effective June 15, 1998, Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase.

There is also a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year and thereafter by 1.00% per year until no CDSC is incurred.

For the year ended December 31, 1998, SSB received sales charges of approximately $157,000 and $16,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately $13,000 and $33,000 for Class A and Class B shares, respectively.

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Portfolio also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the year ended December 31, 1998, total Distribution Plan fees were as follows:

                                              Class A      Class B      Class L
================================================================================
Distribution Plan Fees                       $654,267      $99,928     $102,344
================================================================================

All officers and one Director of the Fund are employees of SSB.

--------------------------------------------------------------------------------
14                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. Investments

During the year ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $896,154,409
--------------------------------------------------------------------------------
Sales                                                               910,109,809
================================================================================

At December 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                        $1,930,656
Gross unrealized depreciation                                          (854,421)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,076,235
================================================================================

4. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Reverse Repurchase Agreement

The Portfolio may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to the reverse repurchase agreement.

During the year ended December 31, 1998, the maximum and average amounts of reverse repurchase agreements were as follows:

================================================================================
Maximum amount outstanding                                          $35,393,750
--------------------------------------------------------------------------------
Average amount outstanding                                            3,350,723
================================================================================

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      15

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Interest rates earned on reverse repurchase agreements ranged from 1.10% to 5.45% during the year. For the year ended December 31, 1998, interest expense from reverse repurchase agreements totalled $164,004.

At December 31, 1998, the Portfolio had no open reverse repurchase agreements.

6. Securities Traded on a To-Be-Announced Basis

The Portfolio may trade securities, particularly GNMAs, on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

At December 31, 1998, the Portfolio had no TBA securities.

7. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At December 31, 1998, the Portfolio had no open futures contracts.

--------------------------------------------------------------------------------
16                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

8. Capital Shares

At December 31, 1998, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights. Each class bears certain expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At December 31, 1998, total paid-in capital amounted to the following for each class:

                                      Class A          Class B            Class L          Class Y
=====================================================================================================
Total Paid-in Capital              $248,768,715     $  14,485,192       $15,894,884      $  4,094,778
=====================================================================================================

Transactions in shares of each class were as follows:

                                             Year Ended                          Year Ended
                                          December 31, 1998                   December 31, 1997
                                    -----------------------------       -----------------------------
                                      Shares             Amount            Shares            Amount
=====================================================================================================
Class A
Shares sold                         7,074,244       $  96,446,096          622,981       $  8,299,404
Shares issued on reinvestment         835,229          11,318,097          774,295         10,292,016
Shares redeemed                    (9,182,077)       (125,116,110)      (4,983,291)       (66,329,135)
-----------------------------------------------------------------------------------------------------
Net Decrease                       (1,272,604)      $ (17,351,917)      (3,586,015)      $(47,737,715)
=====================================================================================================
Class B
Shares sold                           461,439       $   6,299,469          244,954       $  3,269,526
Shares issued on reinvestment          48,009             650,837           35,495            472,688
Shares redeemed                      (299,904)         (4,090,139)        (228,140)        (3,043,767)
-----------------------------------------------------------------------------------------------------
Net Increase                          209,544       $   2,860,167           52,309       $    698,447
=====================================================================================================
Class L*
Shares sold                           235,526       $   3,207,791           76,583       $  1,020,293
Shares issued on reinvestment          46,788             632,968           39,216            520,622
Shares redeemed                      (195,860)         (2,665,220)        (355,831)        (4,722,947)
-----------------------------------------------------------------------------------------------------
Net Increase (Decrease)                86,454       $   1,175,539         (240,032)      $ (3,182,032)
=====================================================================================================
Class Y
Shares sold                                --                  --            3,928       $     53,575
Shares issued on reinvestment           5,292       $      71,810            5,590             74,202
Shares redeemed                      (128,378)         (1,760,135)         (50,797)          (681,381)
-----------------------------------------------------------------------------------------------------
Net Decrease                         (123,086)      $  (1,688,325)         (41,279)      $   (553,604)
=====================================================================================================
Class Z+
Shares sold                           356,630       $   4,879,280          329,314       $  4,411,488
Shares issued on reinvestment         143,416           1,945,317          103,114          1,373,376
Shares redeemed                    (2,174,185)        (29,232,436)        (229,967)        (3,057,931)
-----------------------------------------------------------------------------------------------------
Net Increase (Decrease)            (1,674,139)      $ (22,407,839)         202,461       $  2,726,933
=====================================================================================================

*     On June 12, 1998, Class C shares were renamed Class L shares.
+     As of December 31, 1998, all Class Z shares were fully redeemed.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      17

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

Class A Shares                                  1998(1)        1997        1996         1995        1994
=========================================================================================================
Net Asset Value, Beginning of Year              $13.61        $13.24      $13.59       $12.50      $13.66
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.71          0.85        0.84         0.92        0.91
   Net realized and unrealized gain (loss)        0.08          0.38       (0.33)        1.09       (1.11)
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.79          1.23        0.51         2.01       (0.20)
---------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.72)        (0.86)      (0.86)       (0.92)      (0.91)
   Net realized gains                            (0.27)        (0.00)*        --           --       (0.05)#
   Capital                                       (0.00)*          --          --           --          --
---------------------------------------------------------------------------------------------------------
Total Distributions                              (0.99)        (0.86)      (0.86)       (0.92)      (0.96)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $13.41        $13.61      $13.24       $13.59      $12.50
---------------------------------------------------------------------------------------------------------
Total Return                                      6.04%         9.67%       3.97%       16.52%      (1.48)%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                $251          $272        $312         $385        $358
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                          5.22%         6.37%       6.34%        6.82%       6.83%
   Interest expense                               0.05          0.16        0.30           --          --
   Other expenses                                 0.81          0.80        0.79**       0.79        0.76@
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            268%          130%        265%          57%         40%
=========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.
*     Amount represents less than $0.01.
# Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
**    Amount has been restated from the December 31, 1996 annual report.
@     Amount has been restated from the December 31, 1994 annual report.

--------------------------------------------------------------------------------
18                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

Class B Shares                                  1998(1)        1997        1996         1995       1994(2)
=========================================================================================================
Net Asset Value, Beginning of Year              $13.63        $13.26      $13.61       $12.51      $12.47
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.64          0.79        0.77         0.80        0.08
   Net realized and unrealized gain (loss)        0.08          0.38       (0.33)        1.16        0.17
---------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.72          1.17        0.44         1.96        0.25
---------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.66)        (0.80)      (0.79)       (0.86)      (0.21)
   Net realized gains                            (0.27)        (0.00)*        --           --          --
   Capital                                       (0.00)*          --          --           --          --
---------------------------------------------------------------------------------------------------------
Total Distributions                              (0.93)        (0.80)      (0.79)       (0.86)      (0.21)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $13.42        $13.63      $13.26       $13.61      $12.51
---------------------------------------------------------------------------------------------------------
Total Return                                      5.47%         9.12%       3.44%       16.03%       2.04%++
---------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $14,861       $12,238     $11,212      $11,116      $1,529
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                          4.69%         5.85%       5.85%        6.16%       6.94%+
   Interest expense                               0.05          0.16        0.30           --          --
   Other expenses                                 1.31          1.31        1.28**       1.28        1.21+@
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            268%          130%        265%          57%         40%
=========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.
(2)   For the period from November 7, 1994 (inception date) to December 31,
      1994.
*     Amount represents less than $0.01.
**    Amount has been restated from the December 31, 1996 annual report.
@     Amount has been restated from the December 31, 1994 annual report.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      19

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

Class L Shares(1)                               1998(2)        1997        1996         1995        1994(3)
=========================================================================================================
Net Asset Value, Beginning of Year              $13.60        $13.23      $13.58       $12.50      $13.66
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.65          0.77        0.78         0.86        0.82
   Net realized and unrealized gain (loss)        0.08          0.40       (0.33)        1.09       (1.11)
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.73          1.17        0.45         1.95       (0.29)
---------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.66)        (0.80)      (0.80)       (0.87)      (0.83)
   Net realized gains                            (0.27)        (0.00)*        --           --       (0.04)#
   Capital                                       (0.00)*          --          --           --          --
---------------------------------------------------------------------------------------------------------
Total Distributions                              (0.93)        (0.80)      (0.80)       (0.87)      (0.87)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $13.40        $13.60      $13.23       $13.58      $12.50
---------------------------------------------------------------------------------------------------------
Total Return                                      5.53%         9.18%       3.49%       15.93%      (2.11)%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $15,407       $14,464     $17,249      $21,559     $21,253
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                          4.74%         5.91%       5.87%        6.36%       6.27%
   Interest expense                               0.05          0.16        0.30           --          --
   Other expenses                                 1.27          1.27        1.26**       1.25        1.21
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            268%          130%        265%          57%         40%
=========================================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares.
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.
(3)   On November 7, 1994, the former Class B shares were renamed Class C shares.
*     Amount represents less than $0.01.
# Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
**    Amount has been restated from the December 31, 1996 annual report.

--------------------------------------------------------------------------------
20                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

Class Y Shares                                  1998(1)       1997        1996         1995        1994(2)
=========================================================================================================
Net Asset Value, Beginning of Year              $13.64        $13.27      $13.61       $12.51      $13.67
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.75          0.88        0.88         1.00        0.89
   Net realized and unrealized gain (loss)        0.08          0.39        (0.33)       1.06       (1.10)
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.83          1.27        0.55         2.06       (0.21)
---------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.78)        (0.90)      (0.89)       (0.96)      (0.91)
   Net realized gains                            (0.27)        (0.00)*       --           --        (0.04)#
   Capital                                       (0.00)*         --          --           --          --
---------------------------------------------------------------------------------------------------------
Total Distributions                              (1.05)        (0.90)      (0.89)       (0.96)      (0.95)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $13.42        $13.64      $13.27       $13.61      $12.51
---------------------------------------------------------------------------------------------------------
Total Return                                      6.29%        10.00%       4.30%       16.88%      (1.53)%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $3,447        $5,182      $5,589       $6,992     $13,903
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                          5.52%         6.65%       6.64%        7.22%       6.82%
   Interest expense                               0.05          0.16        0.30           --          --
   Other expenses                                 0.52          0.51        0.50**       0.49        0.61
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            268%          130%        265%          57%         40%
=========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.
(2)   On November 7, 1994, the former Class C shares were renamed Class Y shares.
*     Amount represents less than $0.01.
# Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
**    Amount has been restated from the December 31, 1996 annual report.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      21

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Funds, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the U.S. Government Securities Portfolio of Smith Barney Funds, Inc. as of December 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Securities Portfolio of Smith Barney Funds, Inc. as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                        /s/ KPMG LLP
New York, New York
February 8, 1999

--------------------------------------------------------------------------------
22                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 1998:

     o Total long-term capital gain distributions paid of $2,793,012.

A total of 13.88% of the ordinary dividends paid by the Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      23

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On March 9, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

      1. To elect Directors of the Fund which includes all Portfolios; and

      2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

      The results of the vote on Proposal 1 were as follows:

                       Shares Voted    Percentage    Shares Voted    Percentage
Name of Directors          For        Shares Voted      Against     Shares Voted
================================================================================
Donald R. Foley       62,337,781.584     97.711%     1,460,539.861      2.289%
Paul Hardin           62,483,574.901     97.939      1,314,746.544      2.061
Heath B. McLendon     62,478,743.675     97.932      1,319,577.770      2.068
Roderick C. Rasmussen 62,392,606.672     97.797      1,405,714.773      2.203
Bruce D. Sargent      62,441,692.899     97.874      1,356,628.546      2.126
John P. Toolan        62,414,616.642     97.831      1,383,704.803      2.169
================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental policies of the Portfolio in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Portfolio. The following chart demonstrates that all proposals were approved by shareholders.

Please note that "M" indicates a modification of the policy; "E" indicates the elimination of the policy; and "R" indicates the reclassification of the policy from fundamental (which would require shareholder approval to change) to non-fundamental (which can be changed by a vote of the Board of Directors).

================================================================================
 M    Diversification                                                  Approved
--------------------------------------------------------------------------------
 M    Senior Securities                                                Approved
--------------------------------------------------------------------------------
 M    Industry Concentration                                           Approved
--------------------------------------------------------------------------------
 M    Borrowing                                                        Approved
--------------------------------------------------------------------------------
 E    Ability to Pledge Assets                                         Approved
--------------------------------------------------------------------------------
 M    Lending                                                          Approved
--------------------------------------------------------------------------------
 M    Underwriting of Securities                                       Approved
--------------------------------------------------------------------------------
 R    Margin and Short-Sales                                           Approved
--------------------------------------------------------------------------------
 M    Real Estate                                                      Approved
--------------------------------------------------------------------------------
 R    Restricted and Illiquid Securities                               Approved
--------------------------------------------------------------------------------
 R    Unseasoned Issues                                                Approved
--------------------------------------------------------------------------------
 E    5% Ownership of Certain Securities                               Approved
--------------------------------------------------------------------------------
 R    Purchases of Securities of Other Investment Companies            Approved
--------------------------------------------------------------------------------
 R    Exercising Control or Management                                 Approved
--------------------------------------------------------------------------------
 R    Investments in Oil, Gas and Mineral Exploration                  Approved
--------------------------------------------------------------------------------
 R    Puts, Calls and Combinations Thereof                             Approved
================================================================================

--------------------------------------------------------------------------------
24                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Shareholder Information (continued)
--------------------------------------------------------------------------------

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Portfolio on all proposals.

                Percentage                 Percentage                Percentage
  Shares Voted   of Shares  Shares Voted    of Shares     Shares      of Shares
       For         Voted       Against        Voted     Abstaining      Voted
================================================================================
 12,903,017.770   92.719%    220,214.558     1.583%     792,986.775    5.698%
================================================================================

--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      25

                                                            SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Directors

Donald R. Foley
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus


Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

James E. Conroy
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Manager

Mutual Management Corp.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder
Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- U.S. Government Securities Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Funds, Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD01086 2/99

       [GRAPHIC OMITTED]

       Smith Barney Funds, Inc.

       Short-Term
       High Grade
       Bond Fund

       ANNUAL REPORT

       December 31, 1998

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day(R)

Smith Barney
Funds, Inc.                               [PHOTO OMITTED]     [PHOTO OMITTED]

                                          Heath B. McLendon   James E. Conroy
                                          Chairman            Vice President

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Funds, Inc.-- Short-Term High Grade Bond Fund ("Portfolio"), for the year ended December 31, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance can be found in the appropriate sections that follow.

A Style Pure Fund

The Smith Barney Short-Term High Grade Bond Fund is a Style Pure Fund. Style Pure Series mutual funds are Smith Barney Mutual Funds that are the basic building blocks of asset allocation. Except for maintaining minimal amounts of cash or extraordinary market conditions, each Style Pure Series Fund is totally invested 100% of the time within its designated asset class and its designated investment style.

Performance Update

For the year ended December 31, 1998, the Portfolio posted a total return of 6.07% for Class A shares. The Portfolio's performance was in line with the average return of 5.79% for short investment grade debt funds according to Lipper, Inc., an independent fund-tracking organization. In addition, during the year, the Portfolio distributed income dividends totaling $0.20 per Class A share. For performance information on the Fund's Class Y shares, please turn to page five.


Investment Strategy

In March of 1998, the Board of Directors approved changes to the Portfolio's investment policies that would allow the Portfolio to invest in all high-grade debt including corporate bonds and mortgage-backed securities and proposed to change the Portfolio's name to Short-Term High Grade Bond Fund. Shareholders approved these changes in July 1998. The Portfolio began to rebalance its portfolio from 100% U.S. Treasuries to 38% U.S. Treasury/government agency securities, 25% mortgage-backed securities and 37% in corporate bonds which was completed by the beginning of August. The Portfolio's new portfolio allocation


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       1
performed very well versus its peer group in the volatile months of August, September and October when spread widening ruled the day. The Portfolio's allocation at year-end was roughly 37% U.S. Treasury securities, 13% mortgage-backed securities, 43% corporate bonds and 7% in cash. We plan on adding to our corporate bond position selectively during 1999.

Market Update and Outlook

The key events during 1998 were predominantly mergers and acquisitions, the ongoing overseas economic crisis and the resiliency of the U.S. economy and financial markets. The broad range in interest rates and the associated higher market volatility reflected those conditions. As can be seen from the chart below, interest rates went down during the reporting period:

Yields from U.S. Treasury Securities
                                         12/31/98     12/31/97
                                         --------     --------
      90-day Treasury Bill                  4.45%        5.34%
      2-Year Treasury Note                  4.53         5.64
      5-Year Treasury Note                  4.54         5.71
      10-Year Treasury Bond                 4.65         5.74
      30-Year Treasury Bond                 5.09         5.92

The historically low level of interest rates in October 1998 was precipitated by the first Federal Reserve Board ("Fed") interest rate cut since 1996. While further cuts ensued, concerns surrounding hedge fund losses took center stage, prompting spreads between corporate bonds and mortgage-backed securities to widen versus U.S. Treasuries. Compounding the problem was considerable corporate financing as we headed toward the end of the year. Corporate debt issuance for 1998 on a net basis was more than the prior two years combined.

We believe that the dominant issues in 1999 will be the advent of the Euro, the prospects for economic recovery throughout Asia and other less developed countries, the future sustainability of U.S. economic growth and the ongoing resiliency of U.S. financial markets.

The Euro introduces a new variable to macroeconomic analysis that has not been faced since the demise of the Soviet empire and the advent of true global competition. Opportunities should abound in the financial markets as corporate financing expands in creative new ways. However, the status of the U.S. dollar as the world's premier currency has now been brought into question by the Euro's introduction.


--------------------------------------------------------------------------------
2                                             1998 Annual Report to Shareholders

The economic picture throughout Asia and Russia remains critically unclear. Rising unemployment, the need to dump finished goods in the face of uncertain currencies and fiscal policies that are slow to change and less than dramatic, do not bode well for the financial markets of less developed countries.

In our view, the U.S. economy and the financial markets will continue to soul search with respect to prospects for continued good fortune. The positives include such variables as low domestic unemployment, strong productivity, and the dramatic increase in defined contribution plans (i.e., 401(k)s) and estate planning as key market influences. However, personal savings in the U.S. are at historical lows, as measured by traditional standards. While this trend is being defined as the "wealth effect," it casts an ever present shadow on investment growth that can affect the ups and downs of the markets.

Technical trends that have supported a decline in interest rates since 1981 remain fully intact. Minor disruptions kept interest rates between 4.90% and 5.40% during the first quarter of 1999. However, we believe that more dominant longer-term force should be for rates to head toward the 4.50% level. We have positioned the Fund in the coming year to benefit from these expected lower interest rates. On the next page, we provide a list of key global events this past year.

In closing, thank you for investing in the Smith Barney Short-Term High Grade Bond Fund. We encourage you to visit our Web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals as the new century dawns.

Sincerely,

/s/ Heath B. McLendon          /s/ James E. Conroy

Heath B. McLendon              James E. Conroy
Chairman                       Vice President

January 27, 1999


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       3

--------------------------------------------------------------------------------

Key Global Events in 1998

1/26        Royal Bank of Canada and Bank of Montreal announce plans for merger

1/27        Compaq acquires Digital Equipment

2/03        President Clinton proposes the first no deficit budget in 30 years

2/11        Dow Jones Industrial Average ("DJIA") sets new record (8285.61)

3/09 The International Monetary Fund ("IMF") postpones additional funds to Indonesia

3/17        The Justice Department expands its investigation of Microsoft

4/07        Citicorp and Travelers Group merge

4/14        NationsBank announces merger with BankAmerica

5/08        The U.S. Senate announces major overhaul of the Internal Revenue
            Service

5/14        The Dow Jones Industrial Average closes above 9200

6/16        Oil prices hit 11-year low ($11.40)

6/18        U.S. intervenes in exchange market to support Yen

7/14        Japanese Prime Minister resigns in face of economic turmoil

8/17        Hong Kong intervenes in its stock and futures market

8/27        Russian central bank says it will stop supporting ruble

9/01        The DJIA declines to 7539, wiping out 1998 gains

9/28        Helmut Kohl loses German national election

9/30 The Federal Reserve Board cuts rates for first time since January 1996. (Two cuts ensue.)

10/01       Bond rates fall below 5%

10/27 Global financier George Soros says he will close his emerging market hedge fund

11/04       Democrats fare better than expected in mid-term elections

11/13       Brazil receives major financial bailout package

12/17 Joint military strike between U.S. and Britain begins against defiant Iraq

12/19 President William Jefferson Clinton becomes only the second U.S. President to be impeached by the House of Representatives

(source: The Wall Street Journal)


--------------------------------------------------------------------------------
4                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                       -------------------
                       Beginning     End     Income     Capital Gain     Total
Year Ended              of Year    of Year   ividends   Distributions   Returns
================================================================================
12/31/98                 $4.09      $4.13    $0.20         $0.00          6.07%
--------------------------------------------------------------------------------
12/31/97                  4.05       4.09     0.22          0.00          6.73
--------------------------------------------------------------------------------
12/31/96                  4.19       4.05     0.23          0.00          2.17
--------------------------------------------------------------------------------
12/31/95                  3.91       4.19     0.22          0.00         13.16
--------------------------------------------------------------------------------
12/31/94                  4.16       3.91     0.18          0.00         (2.15)
--------------------------------------------------------------------------------
12/31/93                  4.12       4.16     0.18          0.02          6.01
--------------------------------------------------------------------------------
12/31/92                  4.09       4.12     0.19          0.01          5.92
--------------------------------------------------------------------------------
Inception* - 12/31/91     4.01       4.09     0.03          0.01          2.85+
================================================================================
Total                                        $1.45         $0.04
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                       -------------------
                       Beginning     End      Income     Capital Gain     Total
Year Ended              of Year    of Year   Dividends   Distributions   Returns
================================================================================
12/31/98                 $4.09      $4.13     $0.22         $0.00          6.56%
--------------------------------------------------------------------------------
12/31/97                  4.05       4.09      0.24          0.00          7.20
--------------------------------------------------------------------------------
Inception* - 12/31/96     4.19       4.05      0.22          0.00          2.08+
================================================================================
Total                                         $0.68         $0.00
================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges
                                                       ------------------------
                                                       Class A          Class Y
================================================================================
Year Ended 12/31/98                                     6.07%             6.56%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                               5.21              N/A
--------------------------------------------------------------------------------
Inception* through 12/31/98                             5.73              5.45
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                           Without Sales Charges
================================================================================
Class A (Inception* through 12/31/98)                              48.87%
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/98)                              16.62
================================================================================

* The inception dates for Class A and Y shares are November 11, 1991 and February 7, 1996, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                 Growth of $10,000 Invested in Class A Shares of
                     the Short-Term High Grade Bond Fund vs.
                    Lehman Brothers 1-3 Years Treasury Index+

--------------------------------------------------------------------------------
                         November 1991 -- December 1998

                           Short-Term                  Lehman Brothers 1-3 Years
                           High Grade Bond Fund        Treasury Index
11/11/91                        10,000                      10,000
12/91                           10,283                      10,230
12/92                           10,891                      10,902
12/93                           11,547                      11,653
12/94                           11,361                      11,770
12/95                           12,874                      13,265
12/96                           13,149                      13,905
12/97                           14,034                      14,808
12/31/98                        14,886                      15,848

+ Hypothetical illustration of $10,000 invested in shares at inception on November 11, 1991, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1998. The Lehman Brothers 1-3 Years Treasury Index is composed of fixed-rate U.S. Treasury securities that have one year to three years final maturity and at least $100 million par amount outstanding. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other class may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser fees were incurred by shareholders investing in the other class.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1998
--------------------------------------------------------------------------------

  FACE
 AMOUNT                      SECURITY                                VALUE
================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 37.0%
$  5,000,000   U.S. Treasury Note, 6.750% due 5/31/99               $ 5,043,000
  11,500,000   U.S. Treasury Note, 6.000% due 8/15/00                11,745,180
   3,000,000   U.S. Treasury Note, 5.125% due 8/31/00                 3,025,050
   3,000,000   U.S. Treasury Note, 5.625% due 11/30/00                3,054,720
   6,000,000   U.S. Treasury Note, 5.500% due 2/28/03                 6,181,020
   8,000,000   Federal National Mortgage Association, Notes,
                  5.625% due 3/15/01                                  8,130,400
   5,000,000   Federal National Mortgage Association, Notes,
                  4.625% due 10/15/01                                 4,975,850
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS
               (Cost -- $41,899,770)                                 42,155,220
================================================================================
MORTGAGE-BACKED SECURITIES -- 12.9%
  14,476,567   Federal National Mortgage Association,
                  6.500% due 8/1/13 (Cost -- $14,572,008)            14,693,715
================================================================================

  FACE
 AMOUNT        RATING(a)       SECURITY                              VALUE
================================================================================
CORPORATE BONDS AND NOTES -- 43.1%

Aerospace and Defense -- 1.3%
   1,500,000   Baa1*    Raytheon Co., Notes, 5.750% due 11/1/03       1,498,125
--------------------------------------------------------------------------------
Banks/Savings and Loans -- 3.2%
   2,000,000   Aa3*     BankAmerica Corp., Sub. Notes, 7.875%
                          due 12/1/02                                 2,165,000
   1,500,000   AA-      Toronto-Dominion Bank, Sub. Notes,
                          6.500% due 1/15/07                          1,498,740
--------------------------------------------------------------------------------
                                                                      3,663,740
--------------------------------------------------------------------------------
Broadcasting - TV, Cable and Radio -- 5.0%
   2,000,000   BBB-     TCI Communications, Inc., Sr. Notes,
                          6.375% due 5/1/03                           2,075,000
                        Time Warner Inc., Notes:
   2,000,000   BBB        7.950% due 2/1/00                           2,055,000
   1,355,000   BBB        9.625% due 5/1/02                           1,519,294
--------------------------------------------------------------------------------
                                                                      5,649,294
--------------------------------------------------------------------------------
Consumer Durables -- 1.8%
   2,000,000   Baa2*    The Black & Decker Corp., Notes,
                          6.625% due 11/15/00                         2,040,000
--------------------------------------------------------------------------------
Diversified/Conglomerate Manufacturing -- 1.8%
   2,000,000   A-       Tyco International Group SA, 6.125%
                          due 6/15/01                                 2,025,000
--------------------------------------------------------------------------------
Financial Services -- 16.2%
   1,500,000   AA-      Associates Corp., Sr. Notes, 7.500%
                          due 4/15/02                                 1,588,125
   2,000,000   A        Bear Stearns Co., Inc., Sr. Notes, 6.500%
                          due 8/1/02                                  2,040,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1998
--------------------------------------------------------------------------------

  FACE
 AMOUNT        RATING(a)       SECURITY                              VALUE
================================================================================

Financial Services -- 16.2% (continued)
 $ 2,000,000   A+       Chrysler Financial Co., LLC, Notes,
                          5.875% due 2/7/01                        $  2,025,000
   2,000,000   A-       Donaldson, Lufkin & Jenrette Securities
                          Corp., Notes, 6.375% due 5/26/00            2,022,500
   2,000,000   A1*      Ford Motor Credit Co., Notes, 8.000%
                          due 6/15/02                                 2,155,000
   2,500,000   A+       Goldman Sachs Group, LP, Notes, 6.250%
                          due 2/1/03                                  2,509,375
   1,545,000   A+       International Lease Finance Corp., Bonds,
                          5.900% due 4/15/02                          1,562,381
   2,000,000   AA-      Merrill Lynch & Co., Notes, 6.060%
                          due 10/15/01                                2,030,000
                        Paine Webber Group, Inc.:
   1,210,000   BBB+       Notes, 8.250% due 5/1/02                    1,284,113
   1,190,000   BBB+       Sr. Notes, 6.580% due 12/14/01              1,204,875
--------------------------------------------------------------------------------
                                                                     18,421,369
--------------------------------------------------------------------------------
Pollution Control/Waste Management -- 2.2%
   2,500,000   BBB+     Waste Management, Inc., Notes, 6.250%
                          due 10/15/00                                2,534,375
--------------------------------------------------------------------------------
Rail/Trucking/Overnight Delivery -- 4.3%
   5,000,000   A2*      Norfolk Southern Commercial Paper, 5.370%
                          due 4/27/99                                 4,920,700
--------------------------------------------------------------------------------
Retail -- 1.8%
   2,000,000   A-       Dayton Hudson Corp., Notes, 6.400%
                          due 2/15/03                                 2,065,000
--------------------------------------------------------------------------------
Telecommunications -- 5.5%
   2,000,000   BBB+     Airtouch Communications, Notes, 7.000%
                          due 10/1/03                                 2,110,000
   2,000,000   BBB+     MCI Worldcom, Inc., Sr. Notes, 7.550%
                          due 4/1/04                                  2,167,500
   2,000,000   A-       Panamsat Corp., Notes, 6.000% due 1/15/03     2,007,500
--------------------------------------------------------------------------------
                                                                      6,285,000
--------------------------------------------------------------------------------
                        TOTAL CORPORATE BONDS AND NOTES
                        (Cost-- $48,716,156)                         49,102,603
================================================================================
REPURCHASE AGREEMENT -- 7.0%
   7,974,000            Morgan Stanley Dean Witter & Co., 4.650%
                        due 1/4/99; Proceeds at maturity --
                        $7,978,120; (Fully collateralized by
                        U.S. Treasury Notes, 6.000% to 6.500% due
                        7/15/99 to 8/15/27; Market Value --
                        $8,170,650) (Cost-- $7,974,000)               7,974,000
================================================================================
                        TOTAL INVESTMENTS -- 100%
                        (Cost-- $113,161,934**)                    $113,925,538
================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*) which are rated by Moody's Investors Service Inc.
**  Aggregate cost for Federal income tax purposes is substantially the same.

See page 9 for definitions of ratings.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   -- Bonds rated "AAA" have the highest rating assigned by Standard &
         Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A     -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa   -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    -- Bonds rated "Aa" are judged to be of high quality by all standards.
         Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A     -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR    -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1998
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost-- $113,161,934)                    $ 113,925,538
   Cash                                                                       7
   Receivable for Fund shares sold                                      150,097
   Interest receivable                                                1,491,187
--------------------------------------------------------------------------------
   Total Assets                                                     115,566,829
--------------------------------------------------------------------------------

LIABILITIES:
   Payable for Fund shares purchased                                  1,238,073
   Dividends payable                                                    145,732
   Management fee payable                                                44,194
   Distribution fee payable                                               7,409
   Accrued expenses                                                      45,538
--------------------------------------------------------------------------------
   Total Liabilities                                                  1,480,946
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 114,085,883
================================================================================

NET ASSETS:
   Par value of capital shares                                    $     276,005
   Capital paid in excess of par value                              118,990,829
   Undistributed net investment income                                    8,437
   Accumulated net realized loss on security transactions            (5,952,992)
   Net unrealized appreciation of investments                           763,604
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 114,085,883
================================================================================

Shares Outstanding:
   Class A                                                            16,697,832
   -----------------------------------------------------------------------------
   Class Y                                                            10,902,716
   -----------------------------------------------------------------------------

Net Asset Value:
   Class A (and redemption price)                                  $        4.13
   -----------------------------------------------------------------------------
   Class Y (and redemption price)                                  $        4.13
   -----------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                         $  6,209,419
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                                              470,058
   Distribution fees (Note 2)                                            235,372
   Shareholder communications                                             65,378
   Registration fees                                                      52,554
   Shareholder and system servicing fees                                  45,214
   Audit and legal                                                        16,745
   Custody                                                                 4,380
   Directors' fees                                                         1,083
   Other                                                                  11,146
--------------------------------------------------------------------------------
   Total Expenses                                                        901,930
--------------------------------------------------------------------------------
Net Investment Income                                                  5,307,489
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
      Proceeds from sales                                            151,410,935
      Cost of securities sold                                        150,453,424
--------------------------------------------------------------------------------
   Net Realized Gain                                                     957,511
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
      Beginning of year                                                  746,318
      End of year                                                        763,604
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                                17,286
--------------------------------------------------------------------------------
Net Gain on Investments                                                  974,797
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $  6,282,286
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      11

--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         1998            1997
================================================================================

OPERATIONS:
   Net investment income                           $  5,307,489    $  6,806,506
   Net realized gain                                    957,511       2,141,279
   Increase (decrease) in net unrealized
       appreciation                                      17,286        (674,103)
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations             6,282,286       8,273,682
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (5,307,489)     (6,806,506)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders                  (5,307,489)     (6,806,506)
--------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                  75,308,121      52,065,590
   Net asset value of shares issued for
      reinvestment of dividends                       2,853,464       3,694,867
   Cost of shares reacquired                        (66,197,339)    (71,518,650)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
      Fund Share Transactions                        11,964,246     (15,758,193)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets                    12,939,043     (14,291,017)

NET ASSETS:
   Beginning of year                                101,146,840     115,437,857
--------------------------------------------------------------------------------
   End of year*                                    $114,085,883    $101,146,840
================================================================================
* Includes undistributed net investment income of:       $8,437              --
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Short-Term High Grade Bond Fund ("Portfolio"), a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and two other separate investment portfolios: Large Cap Value Fund and U.S. Government Securities Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and ask prices;
(c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors;
(d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity;
(e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) interest income is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; (j) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31,1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      13

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

2. Management Agreements and Transactions with Affiliated Persons

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Portfolio pays MMC a management fee calculated at an annual rate of 0.45% of the Portfolio's average daily net assets. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, the Portfolio pays a distribution fee and a service fee with respect to Class A shares calculated at the annual rate of 0.10% and 0.25% of its average daily net assets, respectively. For the year ended December 31, 1998, total Distribution Plan fees incurred was $235,372.

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the year ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $153,071,404
--------------------------------------------------------------------------------
Sales                                                                151,410,935
================================================================================

At December 31, 1998, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                          $807,171
Gross unrealized depreciation                                           (43,567)
--------------------------------------------------------------------------------
Net unrealized appreciation                                            $763,604
================================================================================

4. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
14                                           1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. Reverse Repurchase Agreement

A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to the reverse repurchase agreements.

During the year ended December 31, 1998, the Portfolio had no open reverse repurchase agreements.

6. Capital Shares

At December 31, 1998, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At December 31, 1998, total paid-in capital amounted to the following for each class:


                                                   Class A             Class Y
================================================================================
Total Paid-in Capital                            $75,342,305         $43,924,529
================================================================================

Transactions in shares of each class were as follows:

                                              Year Ended                           Year Ended
                                           December 31, 1998                    December 31, 1997
                                     ----------------------------           ----------------------------
                                       Shares            Amount               Shares           Amount
=========================================================================================================
Class A
Shares sold                          14,613,133       $ 60,380,053          6,333,523       $ 25,620,854
Shares issued on reinvestment           692,314          2,853,464            914,485          3,694,867
Shares redeemed                     (16,035,928)       (66,197,339)       (10,417,386)       (42,121,325)
---------------------------------------------------------------------------------------------------------
Net Decrease                           (730,481)      $ (2,963,822)        (3,169,378)      $(12,805,604)
=========================================================================================================
Class Y
Shares sold                           3,626,421       $ 14,928,068          6,558,594       $ 26,444,736
Shares redeemed                              --                 --         (7,220,129)       (29,397,325)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease)               3,626,421       $ 14,928,068           (661,535)      $ (2,952,589)
=========================================================================================================


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      15

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

7. Capital Loss Carryforward

At December 31, 1998, the Portfolio had for Federal income tax purposes approximately $5,953,000 of capital loss carryforwards available to offset future realized gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                         2002            2003             2004
================================================================================
Carryforward Amounts                  $3,858,000      $1,124,000        $971,000
================================================================================


--------------------------------------------------------------------------------
16                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

Class A Shares                                 1998(1)     1997        1996        1995        1994
=======================================================================================================
Net Asset Value, Beginning of Year             $4.09       $4.05       $4.19       $3.91       $4.16
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.20        0.22        0.23        0.22        0.18
   Net realized and unrealized gain (loss)      0.04        0.04       (0.14)       0.28       (0.25)
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.24        0.26        0.09        0.50       (0.07)
-------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.20)      (0.22)      (0.23)      (0.22)      (0.18)
-------------------------------------------------------------------------------------------------------
Total Distributions                            (0.20)      (0.22)      (0.23)      (0.22)      (0.18)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $4.13       $4.09       $4.05       $4.19       $3.91
-------------------------------------------------------------------------------------------------------
Total Return                                    6.07%       6.73%       2.17%      13.16%      (2.15)%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)               $69         $71         $83        $107         $89
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     1.04%       0.95%       0.98%       0.98%       0.91%
   Net investment income                        4.94        5.53        5.62        5.29        4.54
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          150%        145%        130%         29%         25%
=======================================================================================================

Class Y Shares                                 1998(1)     1997       1996(2)
================================================================================
Net Asset Value, Beginning of Year             $4.09       $4.05       $4.19
--------------------------------------------------------------------------------
Income From Operations:
   Net investment income                        0.22        0.24        0.22
   Net realized and unrealized gain (loss)      0.04        0.04       (0.14)
--------------------------------------------------------------------------------
Total Income From Operations                    0.26        0.28        0.08
--------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.22)      (0.24)      (0.22)
--------------------------------------------------------------------------------
Total Distributions                            (0.22)      (0.24)      (0.22)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                   $4.13       $4.09       $4.05
--------------------------------------------------------------------------------
Total Return                                    6.56%       7.20%       2.08%++
--------------------------------------------------------------------------------
Net Assets, End of Year (millions)               $45         $30         $32
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     0.56%       0.50%       0.58%+
   Net investment income                        5.42        6.00        5.99+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                          150%        145%        130%
================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from February 7, 1996 (inception date) through December 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      17

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Short-Term High Grade Bond Fund of Smith Barney Funds, Inc. as of December 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Short-Term High Grade Bond Fund of Smith Barney Funds, Inc. as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                /s/ KPMG LLP

New York, New York
February 8, 1999


--------------------------------------------------------------------------------
18                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

      A total of 72.85% of the ordinary income dividends paid by the Portfolio have been derived from federal obligations and may be exempt from taxation at the state level.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      19

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On March 9, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

      1.    To elect Directors of the Fund; and

      2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

      The results of the vote on Proposal 1 were as follows:

                         Shares Voted    Percentage of   Shares Voted    Percentage of
Name of Directors             For        Shares Voted       Against      Shares Voted
=======================================================================================
Donald R. Foley         62,337,781.584      97.711%      1,460,539.861       2.289%
Paul Hardin             62,483,574.901      97.939       1,314,746.544       2.061
Heath B. McLendon       62,478,743.675      97.932       1,319,577.770       2.068
Roderick C. Rasmussen   62,392,606.672      97.797       1,405,714.773       2.203
Bruce D. Sargent        62,441,692.899      97.874       1,356,628.546       2.126
John P. Toolan          62,414,616.642      97.831       1,383,704.803       2.169
=======================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental policies of the Portfolio in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Portfolio. The following chart demonstrates that all proposals were approved by shareholders.

Please note that "M" indicates a modification of the policy; "E" indicates the elimination of the policy; and "R" indicates the reclassification of the policy from fundamental (which would require shareholder approval to change) to non-fundamental (which can be changed by a vote of the Board of Directors).

================================================================================
M  Diversification                                                     Approved
--------------------------------------------------------------------------------
M  Senior Securities                                                   Approved
--------------------------------------------------------------------------------
M  Borrowing                                                           Approved
--------------------------------------------------------------------------------
E  Ability to Pledge Assets                                            Approved
--------------------------------------------------------------------------------
M  Lending                                                             Approved
--------------------------------------------------------------------------------
M  Underwriting of Securities                                          Approved
--------------------------------------------------------------------------------
R  Margin and Short Sales                                              Approved
--------------------------------------------------------------------------------
M  Real Estate                                                         Approved
--------------------------------------------------------------------------------
R  Restricted and Illiquid Securities                                  Approved
--------------------------------------------------------------------------------
R  Purchases of Securities of Other Investment Companies               Approved
--------------------------------------------------------------------------------
R  Investments in Oil, Gas and Mineral Exploration                     Approved
--------------------------------------------------------------------------------
R  Puts, Calls and Combinations Thereof                                Approved
================================================================================


--------------------------------------------------------------------------------
20                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited) (continued)
--------------------------------------------------------------------------------

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Portfolio on all proposals.

                Percentage                 Percentage                 Percentage
 Shares Voted    of Shares  Shares Voted    of Shares     Shares       of Shares
      For          Voted       Against        Voted     Abstaining       Voted
================================================================================
12,289,676.829    84.787%   1,204,924.633    8.313%    1,000,117.261    6.900%
================================================================================


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      21

                                                     SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Directors

Donald R. Foley
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus


Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

James E. Conroy
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary


Investment Manager

Mutual Management Corp.


Distributor

CFBDS, Inc.


Custodian

PNC Bank, N.A.


Shareholder
Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- Short-Term High Grade Bond Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Funds, Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD0854 2/99

                                   [GRAPHIC]


               Smith Barney Funds, Inc.
               Large Cap
               Value Fund

[GRAPHIC]      -------------
               ANNUAL REPORT
               -------------

               December 31, 1998



               Smith Barney Mutual Funds
    [LOGO]     Investing for your future
               Every day. (R)

Smith Barney Funds, Inc.
Large Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Large Cap Value Fund ("Portfolio") seeks current income and long-term growth of income and capital primarily through investments in common stocks. It invests primarily in common stocks of companies having market capitalizations of at least $5 billion.

Smith Barney Funds, Inc.
Large Cap Value Fund
Average Annual Total Returns
December 31, 1998

                                               Without Sales Charges(1)
                                           -------------------------------
                                           Class A    Class B   Class L(2)
================================================================================
One-Year                                     14.61%    13.71%     13.73%
--------------------------------------------------------------------------------
Five-Year                                    16.71       N/A      15.83
--------------------------------------------------------------------------------
Ten-Year                                     14.50       N/A        N/A
--------------------------------------------------------------------------------
Since Inception+                             11.81     20.48      15.64
================================================================================


                                               Without Sales Charges(3)
                                           -------------------------------
                                           Class A    Class B   Class L(2)
================================================================================
One-Year                                      8.88%     8.71%     11.61%
--------------------------------------------------------------------------------
Five-Year                                    15.52       N/A      15.60
--------------------------------------------------------------------------------
Ten-Year                                     13.92       N/A        N/A
--------------------------------------------------------------------------------
Since Inception+                             11.63     20.34      15.45
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2)   On June 12, 1998, Class C shares were renamed Class L shares.

(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are May 18, 1967, November 7, 1994 and December 2, 1992, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHTS
--------------------------------------------------------------------------------

Amid the global turmoil and high market volatility, the Portfolio's investment approach remained unchanged, focusing on high-quality companies with attractive valuations, identifiable catalysts, earnings visibility and revenues predominantly derived from developed economies. This approach resulted in a general emphasis on stocks in sectors characterized by strong unit growth, adequate pricing and minimal emerging markets exposure. The health care, technology, consumer cyclical and communications industries, to varying degrees, had these traits and consequently, several of the Portfolio's best-performing stocks were in these sectors.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

                Class A                     SBCIX
                Class B                     SBCCX
                Class L                     SBGLX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter ....................... 1

Historical Performance.................... 5

Schedule of Investments.................. 10

Statement of Assets and Liabilities ......12

Statement of Operations...................13

Statements of Changes in Net Assets.......14

Notes to Financial Statements ............15

Financial Highlights .....................19

Tax Information.......................... 22

Independent Auditors' Report .............23

Additional Shareholder Information....... 24

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

             [PHOTO]                          [PHOTO]

             HEATH B.                      ELLEN CARDOZO
             MCLENDON                      SONSINO

             Chairman                      Vice President

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Funds Inc. -- Large Cap Value Fund ("Portfolio"), for the year ended December 31, 1998. In this report, we summarize the year's prevailing economic conditions and briefly outline the Portfolio's investment strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

A Style Pure Fund

The Smith Barney Large Cap Value Fund is a Style Pure Fund. Style Pure Series mutual funds are Smith Barney Mutual Funds that are the basic building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary market conditions, each Style Pure Series Fund is totally invested 100% of the time within designated asset classes and a designated investment style.

Portfolio Performance

For the year ended December 31, 1998, the Portfolio generated total returns of 14.61%, 13.71% and 13.73% for its Class A, B and L shares without sales charges, respectively. In comparison, the Russell 1000 Value Index posted a total return of 15.63% for the same period. (The Russell 1000 Value Index contains those securities in the underlying indexes with a less-than-average growth orientation. Companies that are categorized in this index generally have lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values. A price-earnings multiple is a widely used gauge of a stock's valuation that indicates what investors are paying for an interest in a company based on it prior earnings. A price-to-book ratio shows the price of a stock compared to the company's book value.) In addition, the Portfolio outperformed its Lipper, Inc. peer group average, which posted a return of 10.89% for the year ended December 31, 1998. (Lipper is a major fund-tracking organization.)

Market Update and Outlook

Although by the end of 1998 several market indices (e.g., S&P 500, 28.57%; Dow Jones Industrial Average, 18.13%; NASDAQ Composite, 40.20%) had posted double-digit gains, their healthy advances contradicted a historic period of volatility that whipsawed the global markets, perplexed seasoned Wall Street experts and violently swung investor's emotions between the extremities of optimism and fear. In the process, investors received a thorough primer in the complexities of global deflation, as the tentacles of the Asian contagion extended toward other emerging markets and the event that began as a major regional disruption evolved into a full-blown global economic crisis. Amid the turmoil, disturbing fissures in the global financial infrastructure were revealed. Although Russia's default, a major hedge fund debacle and spread of the economic crisis to Brazil each surfaced separately, these threats embodied evidence of several systemic risks and lacked any 'quick fix' solutions. Moreover, these concerns contributed to a meltdown of all major international markets, a crisis of confidence in global


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       1
leaders and swift reassessment of risk among investors.

Following the summer swoon in the markets and overwhelming evidence validating a continuation of benign inflation, a major paradigm shift occurred among global central bankers, as the economic risks associated with deflation and slowing global economies displaced their historical fixation on inflation. Through assurances of reform by Japanese and Brazilian leaders, billions in the International Monetary Fund ("IMF") build fire walls around vulnerable markets, and an avalanche of 66 interest rate reductions globally after September 29, 1998, monetary policymakers ultimately offered prescriptions for each of the concerns that led investors to flee stocks. Following these actions, stock markets around the world staged a vigorous rally that propelled most markets back to pre-crisis heights. The S&P 500 Index, for its part, completed a 28% leap from its October low to finish the fourth quarter up 21.3%, its strongest quarterly return since 1987.

Throughout the year, the global business climate posed a formidable challenge for companies across many industries, as deflationary forces and stumbling economies created an environment that proved treacherous for corporate earnings. In fact, overall S&P 500 reported earnings entered their first profits recession since 1992, posting declines during each of the first three quarters. Such paltry earnings might generally have suggested that only modest market gains would be achievable. However, the importance of rates relative to earnings was confirmed during the fourth quarter, as rate reductions were of adequate strength and frequency to direct attention from an uninspiring earnings outlook and allowed the market to post impressive gains.

With the Federal Reserve Board ("Fed") now officially on the sidelines and the prospect of additional rate cuts diminished, we suspect that during 1999 the outlook for corporate earnings will return to the fore among investor concerns. Although it appears that a primary catalyst propelling markets higher -- aggressive rate reductions -- has been at least temporarily removed, continued low inflation, stronger than expected economic growth and low interest rates should still create a favorable backdrop for stocks.

We also suspect that a recurring theme and challenge for managers pitted against the major market indices, will be the continued manic focus of investors on a select group of large, growth-oriented stocks priced at valuations that leave no tolerance for either revenue shortfall or earnings disappointment. The increasing popularity of a small group of "Nifty Fifty" stocks has resulted in a remarkably high concentration of market returns among stocks with the largest capitalizations. (The "Nifty Fifty" are 50 stocks most favored by institutions. The companies are constantly changing, although companies that continue to produce consistent earnings growth over a long time tend to remain institutional favorites.) The S&P 500's performance during 1998 provides an example, as 50% of its 28.57% gain was derived from just 15 stocks. Overall, our market outlook remains optimistic and we believe that in future months the broader markets can post solid gains, albeit among an increasingly narrow group of stocks.

Investment Strategy and Portfolio Update*

Amid the global turmoil and high market volatility, the Portfolio's investment approach remained unchanged, focusing on high-quality companies with attractive valuations, identifiable catalysts, earnings visibility and revenues predominantly derived from developed economies. This approach resulted in a general emphasis on stocks in sectors characterized by strong unit growth, adequate pricing and minimal emerging markets exposure. The health care, technology, consumer cyclical and communications

----------
*     Please note that Fund's holdings are subject to change.


--------------------------------------------------------------------------------
2                                             1998 Annual Report to Shareholders
industries, to varying degrees, had these traits and consequently, several of the Portfolio's best-performing stocks were in these sectors.

The Portfolio maintains an overweight position in the health care sector, as favorable demographic trends and competitive advantages create an exceptional growth outlook for many U.S. pharmaceutical companies. Drugs remain one of this country's most cost-effective tools for modern medicine and pharmaceutical companies and health insurers are well positioned to benefit from these trends. Abbott Laboratories, up 49.6%, American Home Products, up 47.4%, Bristol-Myers Squibb, higher by 41.1%, and Cigna, up 34.6%, comprise the majority of the Portfolio's position in this sector. Although we believe the trends impacting drug stocks are sustainable, current valuations in the health care sector leave little room for error. As such, we anticipate realizing profits in come of the securities with less than robust earnings reliability.

Among the Portfolio's technology holdings, Xerox, up nearly 60%, and Pitney Bowes, up 47%, were outstanding performers and each were beneficiaries of long-cycle product changeovers expected to last for several years. Xerox is profiting from an accelerated shift from analog toward digital copiers. Additionally, new product introductions, substantial restructuring, cost savings and growth in developed markets are expanding margins and offsetting slower growth in Brazil. Pitney Bowes is taking full advantage of the required migration of all mailing meters from mechanical to electronic design. Moreover, a new management team at Pitney Bowes has increased their focus on cost containment and expressed confidence in the company's ability to continue generating strong earnings growth.

The communication services is another area in which the Portfolio maintains an overweight position versus its benchmark. As global disruptions during the reporting period caused a flight from risk, we increased our exposure to the communications sector. Strong, predictable cash flows and solid revenue growth are ascribed high premiums in uncertain markets, and these characteristics along with company-specific, value-enhancing actions helped drive the shares of BellSouth, up 77.1%, Sprint, up 43.5%, and AT&T, up 23.5%.

For several months now, the Portfolio has deemphasized companies in sectors feeling the brunt of deflationary forces and slowing economies such as energy, basic materials and capital goods. However, we continue to maintain material exposure to these sectors, as large manufacturers and multinational companies should ultimately benefit when global expansionary monetary policies begin to affect their respective economies.

Reynolds Metals, down 12.2%, DuPont, off by 11.7%, and Texaco, down 2.5%, each suffered in some respect from excess global capacity, precipitous declines in commodity prices and slowing global economies. We suspect that as prospects for economic growth improves, supply/demand imbalances may subside and eventually allow these companies to enjoy greater profits.

In December, Lockheed Martin provided earnings guidance for the fourth quarter of 1998 and 1999 far lower than expectations and promptly declined 18.3%. The company attributed the shortfall to several factors including fewer deliveries and satellite launches than earlier anticipated. Although certain issues that are now apparent may not be immediately resolvable, we believe that at current valuation levels the stock fully reflects investor's concerns. Additionally, with White House support for the first increase in the defense budget in twelve years, we suspect a more opportune time may occur in which to reduce our holdings. Among the Fund's major


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       3
holdings, shares of Lockheed were among the most disappointing performers, and closed the year down 14.0%.

In closing, thank you for your investment in the Smith Barney Large Cap Value Fund. We encourage you to visit our Web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals in the years to come.

Sincerely,


/s/ Heath B. McLendon               /s/ Ellen Cardozo Sonsino

    Heath B. McLendon                   Ellen Cardozo Sonsino
    Chairman                            Vice President

January 19, 1999

--------------------------------------------------------------------------------
Top Ten Holdings*                                        As of December 31, 1998
--------------------------------------------------------------------------------

1.  Bristol-Myers Squibb Co.                                       4.1%
--------------------------------------------------------------------------------
2.  American Home Products Corp.                                   4.1
--------------------------------------------------------------------------------
3.  Xerox Corp.                                                    3.7
--------------------------------------------------------------------------------
4.  Pitney Bowes, Inc.                                             3.1
--------------------------------------------------------------------------------
5.  Enron Corp.                                                    3.0
--------------------------------------------------------------------------------
6.  Sprint Corp.                                                   2.9
--------------------------------------------------------------------------------
7.  General Electric Co.                                           2.8
--------------------------------------------------------------------------------
8.  United Technologies Corp.                                      2.7
--------------------------------------------------------------------------------
9.  Unilever NV                                                    2.7
--------------------------------------------------------------------------------
10. Bellsouth Corp.                                                2.7
--------------------------------------------------------------------------------
*     As a percentage of total investments.


--------------------------------------------------------------------------------
4                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------
                         Net Asset Value
                        ------------------
                        Beginning    End      Income    Capital Gain   Total
Year Ended               of Year   of Year   Dividends  Distributions Returns(1)
================================================================================
12/31/98                 $ 17.09   $ 18.28    $  0.23     $  1.06      14.61%
--------------------------------------------------------------------------------
12/31/97                   14.79     17.09       0.29        1.50      27.86
--------------------------------------------------------------------------------
12/31/96                   14.59     14.79       0.36        1.79      16.06
--------------------------------------------------------------------------------
12/31/95                   12.18     14.59       0.39        1.18      33.05
--------------------------------------------------------------------------------
12/31/94                   13.31     12.18       0.42        0.14      (4.31)
--------------------------------------------------------------------------------
12/31/93                   12.48     13.31       0.46        0.73      16.38
--------------------------------------------------------------------------------
12/31/92                   12.51     12.48       0.51        0.40       7.23
--------------------------------------------------------------------------------
12/31/91                   10.54     12.51       0.73        0.05      26.57
--------------------------------------------------------------------------------
12/31/90                   12.69     10.54       0.70        0.25      (9.46)
--------------------------------------------------------------------------------
12/31/89                   11.00     12.69       0.70        0.31      25.11
================================================================================
  Total                                       $  4.79     $  7.41
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------
                         Net Asset Value
                        ------------------
                        Beginning    End      Income    Capital Gain   Total
Year Ended               of Year   of Year   Dividends  Distributions Returns(1)
================================================================================
12/31/98                 $ 17.03   $ 18.21    $  0.09     $  1.06      13.71%
--------------------------------------------------------------------------------
12/31/97                   14.74     17.03       0.15        1.50      26.83
--------------------------------------------------------------------------------
12/31/96                   14.54     14.74       0.24        1.79      15.22
--------------------------------------------------------------------------------
12/31/95                   12.15     14.54       0.29        1.18      32.07
--------------------------------------------------------------------------------
Inception* -- 12/31/94     12.54     12.15       0.09        0.14      (1.28)+
================================================================================
  Total                                       $  0.86     $  5.67
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------
                         Net Asset Value
                        ------------------
                        Beginning    End      Income    Capital Gain   Total
Year Ended               of Year   of Year   Dividends  Distributions Returns(1)
================================================================================
12/31/98                 $ 17.05   $ 18.22    $  0.10     $  1.06      13.73%
--------------------------------------------------------------------------------
12/31/97                   14.76     17.05       0.16        1.50      26.85
--------------------------------------------------------------------------------
12/31/96                   14.57     14.76       0.24        1.79      15.15
--------------------------------------------------------------------------------
12/31/95                   12.18     14.57       0.29        1.18      32.01
--------------------------------------------------------------------------------
12/31/94                   13.30     12.18       0.34        0.14      (4.91)
--------------------------------------------------------------------------------
12/31/93                   12.48     13.30       0.36        0.73      15.46
--------------------------------------------------------------------------------
Inception* -- 12/31/92     12.87     12.48       0.06        0.40      (0.57)+
================================================================================
      Total                                   $  1.55     $  6.80
================================================================================


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       5

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------
                         Net Asset Value
                        ------------------
                        Beginning    End      Income    Capital Gain   Total
Year Ended               of Year   of Year   Dividends  Distributions Returns(1)
================================================================================
12/31/98                 $ 17.09   $ 18.28    $  0.29     $  1.06      14.96%
--------------------------------------------------------------------------------
12/31/97                   14.80     17.09       0.35        1.50      28.21
--------------------------------------------------------------------------------
Inception* -- 12/31/96     15.06     14.80       0.41        1.79      12.86+
================================================================================
  Total                                       $  1.05     $  4.35
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------
                         Net Asset Value
                        ------------------
                        Beginning    End      Income    Capital Gain   Total
Year Ended               of Year   of Year   Dividends  Distributions Returns(1)
================================================================================
12/31/98                 $ 17.12   $ 18.31    $  0.29     $  1.06      14.95%
--------------------------------------------------------------------------------
12/31/97                   14.82     17.12       0.35        1.50      28.27
--------------------------------------------------------------------------------
12/31/96                   14.61     14.82       0.41        1.79      16.47
--------------------------------------------------------------------------------
12/31/95                   12.19     14.61       0.42        1.18      33.41
--------------------------------------------------------------------------------
Inception* -- 12/31/94     12.54     12.19       0.12        0.14      (0.73)+
================================================================================
  Total                                       $  1.59     $  5.67
================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                             Without Sales Charges(1)
                                 -----------------------------------------------
                                 Class A  Class B   Class L  Class Y   Class Z
================================================================================
Year Ended 12/31/98               14.61%   13.71%    13.73%   14.96%    14.95%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98         16.71      N/A     15.83      N/A       N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98          14.50      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------
Inception* through 12/31/98       11.81    20.48     15.64    19.19     21.89
================================================================================
                                              With Sales Charges(2)
                                 -----------------------------------------------
                                 Class A  Class B   Class L  Class Y   Class Z
================================================================================
Year Ended 12/31/98                8.88%    8.71%    11.61%   14.96%    14.95%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98         15.52      N/A     15.60      N/A       N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98          13.92      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------
Inception* through 12/31/98       11.63    20.34     15.45    19.19     21.89
================================================================================


--------------------------------------------------------------------------------
6                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (12/31/88 through 12/31/98)                              287.38%
--------------------------------------------------------------------------------
Class A (Inception* through 12/31/98)                          3,316.78
--------------------------------------------------------------------------------
Class B (Inception* through 12/31/98)                            116.66
--------------------------------------------------------------------------------
Class L (Inception* through 12/31/98)                            142.06
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/98)                             66.35
--------------------------------------------------------------------------------
Class Z (Inception* through 12/31/98)                            127.43
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, L, Y and Z shares are May 18, 1967, November 7, 1994, December 2, 1992, February 6, 1996 and November 7, 1994, respectively.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                       7

Smith Barney Funds, Inc.
Large Cap Value Fund

Smith Barney Large Cap Value Fund...
For more than 30 years, a solid Fund with a sturdy track record

Growth of $10,000 Invested in Class A Shares of the Smith Barney Large Cap Value Fund vs. the Standard & Poor's 500 Stock Index*
(Unaudited)

May 18, 1967 - December 31, 1998

                       Large Cap
  Date                 Value Fund              S&P 500
------------------------------------------------------------
 5/18/67                  9,427                10,000
12/31/67                  9,670                11,031
12/31/68                 11,945                12,252
12/31/69                 10,636                11,218
12/31/70                 10,887                11,661
12/31/71                 12,073                13,329
12/31/72                 12,652                15,861
12/31/73                 10,134                13,531
12/31/74                  8,357                 9,949
12/31/75                 11,282                13,654
12/31/76                 15,461                16,921
12/31/77                 15,709                15,709
12/31/78                 15,997                16,743
12/31/79                 19,370                19,857
12/31/80                 25,639                26,311
12/31/81                 28,703                25,016
12/31/82                 36,575                30,407
12/31/83                 42,934                37,267
12/31/84                 47,195                39,604
12/31/85                 60,077                52,170
12/31/86                 72,719                61,905
12/31/87                 70,663                65,156
12/31/88                 83,150                75,945
12/31/89                104,029                99,967
12/31/90                 94,188                96,858
12/31/91                119,208               126,303
12/31/92                127,818               135,914
12/31/93                148,760               149,587
12/31/94                142,341               151,547
12/31/95                189,386               208,422
12/31/96                219,811               256,255
 6/30/97                261,434               309,044
12/31/97                281,046               341,741
 6/30/98                320,903               402,297
12/31/98                322,107               439,952

* Hypothetical illustration of $10,000 invested in Class A shares on May 18, 1967, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1998. The Standard & Poor's 500 Stock Index ("S&P 500") is an index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                             pages 8 & 9

--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1998
--------------------------------------------------------------------------------

 SHARES                                 SECURITY                      VALUE
================================================================================
COMMON STOCK -- 100.0%

Aerospace & Defense -- 4.5%
     270,000   Lockheed Martin Corp.                               $ 22,882,500
     325,000   United Technologies Corp.                             35,343,750
--------------------------------------------------------------------------------
                                                                     58,226,250
--------------------------------------------------------------------------------
Automobiles -- 3.2%
     400,000   Ford Motor Co.                                        23,475,000
     250,000   General Motors Corp.                                  17,890,625
--------------------------------------------------------------------------------
                                                                     41,365,625
--------------------------------------------------------------------------------
Banking -- 10.5%
     212,188   Banc One Corp.+                                       10,834,850
     388,160   BankAmerica Corp.                                     23,338,120
     416,000   Chase Manhattan Corp.                                 28,314,000
     530,000   First Union Corp.                                     32,230,625
     300,000   Fleet Financial Group, Inc.                           13,406,250
     400,000   Mellon Bank Corp.                                     27,500,000
--------------------------------------------------------------------------------
                                                                    135,623,845
--------------------------------------------------------------------------------
Capital Goods -- 5.2%
     500,000   Emerson Electric Co.+                                 31,281,250
     350,000   General Electric Co.                                  35,721,875
--------------------------------------------------------------------------------
                                                                     67,003,125
--------------------------------------------------------------------------------
Chemicals -- 0.6%
     150,000   E.I. du Pont de Nemours & Co.                          7,959,375
--------------------------------------------------------------------------------
Drugs -- 12.9%
     600,000   Abbott Laboratories                                   29,400,000
     950,000   American Home Products Corp.                          53,496,875
     400,000   Bristol-Myers Squibb Co.                              53,525,000
     200,000   Merck & Co., Inc.                                     29,537,500
--------------------------------------------------------------------------------
                                                                    165,959,375
--------------------------------------------------------------------------------
Energy -- 8.5%
     425,000   Duke Energy Corp.+                                    27,226,562
     600,000   El Paso Energy Corp.                                  20,887,500
     675,000   Enron Corp.                                           38,517,187
     600,000   Unicom Corp.                                          23,137,500
--------------------------------------------------------------------------------
                                                                    109,768,749
--------------------------------------------------------------------------------
Foods -- 5.9%
     430,000   H.J. Heinz & Co.+                                     24,348,750
     550,000   PepsiCo, Inc.                                         22,515,625
     300,000   Quaker Oats Co.                                       17,850,000
     400,000   Sara Lee Corp.                                        11,275,000
--------------------------------------------------------------------------------
                                                                     75,989,375
--------------------------------------------------------------------------------
Household Products -- 2.7%
     425,000   Unilever NV                                           35,248,437
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1998
--------------------------------------------------------------------------------

 SHARES                                 SECURITY                      VALUE
================================================================================
Instruments - Controls -- 1.3%
     215,000   Honeywell Inc.                                      $ 16,192,188
--------------------------------------------------------------------------------
Insurance -- 7.9%
     350,000   American General Corp.                                27,300,000
     355,000   CIGNA Corp.+                                          27,445,938
     500,000   Hartford Financial Services, Inc.                     27,437,500
     350,000   Marsh & McLennan Cos., Inc.                           20,453,125
--------------------------------------------------------------------------------
                                                                    102,636,563
--------------------------------------------------------------------------------
Integrated Oil -- 8.3%
     300,000   Chevron Corp.                                         24,881,250
     700,000   Conoco Inc., Class A Shares*                          14,612,500
     325,000   Exxon Corp.+                                          23,765,625
     380,000   Mobil Oil Corp.                                       33,107,500
     200,000   Texaco Inc.                                           10,575,000
--------------------------------------------------------------------------------
                                                                    106,941,875
--------------------------------------------------------------------------------
Medical Products & Supplies -- 1.6%
     325,000   Baxter International Inc.                             20,901,563
--------------------------------------------------------------------------------
Natural Gas -- 2.2%
     900,000   Williams Cos., Inc.+                                  28,068,750
--------------------------------------------------------------------------------
Office Equipment -- 6.7%
     600,000   Pitney Bowes, Inc.                                    39,637,500
     400,000   Xerox Corp.+                                          47,200,000
--------------------------------------------------------------------------------
                                                                     86,837,500
--------------------------------------------------------------------------------
Publishing -- 2.3%
     400,000   Dow Jones & Co., Inc.+                                19,250,000
     100,000   McGraw Hill Inc.                                      10,187,500
--------------------------------------------------------------------------------
                                                                     29,437,500
--------------------------------------------------------------------------------
Raw & Intermediate Materials -- 3.7%
   1,100,000   Masco Corp.+                                          31,625,000
     300,000   Reynolds Metals Co.                                   15,806,250
--------------------------------------------------------------------------------
                                                                     47,431,250
--------------------------------------------------------------------------------
Retail -- 0.0%
          30   Abercrombie & Fitch, Co., Class A Shares*                  2,122
--------------------------------------------------------------------------------
Telephone -- 12.0%
     292,000   Ameritech Corp.                                       18,505,500
     450,000   AT&T Corp.                                            33,862,500
     700,000   Bellsouth Corp.                                       34,912,500
     450,000   GTE Corp.                                             30,346,875
     450,000   Sprint Corp.                                          37,856,250
--------------------------------------------------------------------------------
                                                                    155,483,625
--------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $903,595,456**)                           $1,291,077,092
================================================================================
+     All or a portion of the security is on loan (See Note 5).
*     Non-income producing security.
**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      11

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1998
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost -- $903,595,456)                 $ 1,291,077,092
   Collateral for securities on loan (Note 5)                        78,270,100
   Receivable for Fund shares sold                                   24,344,032
   Receivable for securities sold                                    10,879,111
   Dividends receivable                                               2,071,410
--------------------------------------------------------------------------------
   Total Assets                                                   1,406,641,745
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities on loan (Note 5)                           78,270,100
   Dividends payable                                                 12,835,103
   Payable for securities purchased                                   7,811,738
   Payable for Fund shares purchased                                  2,767,625
   Management fees payable                                              604,001
   Payable to bank                                                      557,524
   Distribution fees payable                                            321,460
   Accrued expenses                                                      58,980
--------------------------------------------------------------------------------
   Total Liabilities                                                103,226,531
--------------------------------------------------------------------------------
Total Net Assets                                                $ 1,303,415,214
================================================================================
NET ASSETS:
   Par value of capital shares                                  $       713,160
   Capital paid in excess of par value                              916,303,558
   Overdistributed net investment income                                 (8,872)
   Accumulated net realized loss on security transactions            (1,074,268)
   Net unrealized appreciation of investments                       387,481,636
--------------------------------------------------------------------------------
Total Net Assets                                                $ 1,303,415,214
================================================================================
Shares Outstanding:
   Class A                                                           44,918,361
   -----------------------------------------------------------------------------
   Class B                                                            3,832,648
   -----------------------------------------------------------------------------
   Class L                                                            3,632,650
   -----------------------------------------------------------------------------
   Class Y                                                            8,701,371
   -----------------------------------------------------------------------------
   Class Z                                                           10,230,952
   -----------------------------------------------------------------------------

Net Asset Value:
   Class A (and redemption price)                                        $18.28
   -----------------------------------------------------------------------------
   Class B *                                                             $18.21
   -----------------------------------------------------------------------------
   Class L **                                                            $18.22
   -----------------------------------------------------------------------------
   Class Y (and redemption price)                                        $18.28
   -----------------------------------------------------------------------------
   Class Z (and redemption price)                                        $18.31
   -----------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
   Class A (net asset value plus 5.26% of net asset
      value per share)                                                   $19.24
   -----------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset
      value per share)                                                   $18.40
================================================================================
* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends                                                     $  24,941,510
    Interest                                                          1,399,361
    Less: Foreign withholding tax                                       (90,572)
--------------------------------------------------------------------------------
    Total Investment Income                                          26,250,299
--------------------------------------------------------------------------------
EXPENSES:
    Management fees (Note 2)                                          6,734,520
    Distribution fees (Note 2)                                        2,984,476
    Shareholder and system servicing fees                               638,259
    Shareholder communications                                           93,004
    Registration fees                                                    73,000
    Custody                                                              37,011
    Audit and legal                                                      29,377
    Directors' fees                                                      23,959
    Other                                                                11,300
--------------------------------------------------------------------------------
    Total Expenses                                                   10,624,906
--------------------------------------------------------------------------------
Net Investment Income                                                15,625,393
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
    Realized Gain From Security Transactions
    (excluding short-term securities):
      Proceeds from sales                                           563,719,477
      Cost of securities sold                                       493,751,121
--------------------------------------------------------------------------------
    Net Realized Gain                                                69,968,356
--------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments:
      Beginning of year                                             312,077,532
      End of year                                                   387,481,636
--------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation                          75,404,104
--------------------------------------------------------------------------------
Net Gain on Investments                                             145,372,460
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $ 160,997,853
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      13

--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                          1998               1997
-----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                          $    15,625,393    $    16,595,710
   Net realized gain                                                   69,968,356         88,456,915
   Increase in net unrealized appreciation                             75,404,104        126,983,410
-----------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                             160,997,853        232,036,035
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (15,626,789)       (16,833,261)
   Net realized gains                                                 (71,127,486)       (88,392,744)
-----------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders          (86,754,275)      (105,226,005)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sales                                            195,965,272        164,777,053
   Net asset value of shares issued for reinvestmentof dividends       69,891,960         88,143,626
   Cost of shares reacquired                                         (121,731,558)      (132,196,413)
-----------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions                144,125,674        120,724,266
-----------------------------------------------------------------------------------------------------
Increase in Net Assets                                                218,369,252        247,534,296

NET ASSETS:
   Beginning of year                                                1,085,045,962        837,511,666
-----------------------------------------------------------------------------------------------------
   End of year*                                                   $ 1,303,415,214    $ 1,085,045,962
=====================================================================================================
* Includes overdistributed net investment income of:              $        (8,872)   $        (7,476)
=====================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Large Cap Value Fund ("Portfolio") is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this Portfolio and two other separate investment portfolios: U.S. Government Securities Fund and Short-Term High Grade Bond Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the bid and ask prices; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets by class; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1998, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and
   Other Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager of the Fund. The Portfolio pays MMC a management fee calculated at an annual rate of 0.60% on the Portfolio's average daily net assets up to $500 million, 0.55% on the next $500 million and 0.50% on average daily net assets in excess of $1.0 billion. These fees are calculated daily and paid monthly.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      15

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group. For the year ended December 31, 1998, SSB received brokerage commissions of $346,078.

On June 12, 1998, the Portfolio's existing Class C shares were renamed as Class L shares. Effective June 15, 1998, Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase.

There is a CDSC of 5.00% on Class B shares, which applies if redemption occurs less than one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended December 31, 1998, SSB received sales charges of $692,000 and $145,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately as follows:

                                 Class A           Class B             Class L
================================================================================
CDSCs                            $2,000            $60,000             $7,000
================================================================================

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Portfolio also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the year ended December 31, 1998, total Distribution Plan fees were as follows:

                                 Class A           Class B             Class L
================================================================================
Distribution Plan Fees          $1,994,925         $463,656           $525,895
================================================================================

All officers and two Directors of the Fund are employees of SSB.

3. Investments

During the year ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $669,613,233
--------------------------------------------------------------------------------
Sales                                                                563,719,477
================================================================================

At December 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $ 398,888,246
Gross unrealized depreciation                                       (11,406,610)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 387,481,636
================================================================================

4. Repurchase Agreements

The Portfolio purchases (and its custodian take possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
16                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations. Fees earned by the Portfolio on securities lending are recorded in interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At December 31, 1998, the Portfolio loaned stocks having a value of approximately $74,465,823 and holds the following collateral for loaned securities:

Security Descriptions                                                    Value
================================================================================
Time Deposits:
  Bank Brussels Lambert, 5.500% due 1/4/99                           $31,518,104
  Banque Nationale De Paris, 8.000% due 1/4/99                        13,223,221
  Rabobank Nederland, 7.750% due 1/4/99                                5,306,021
  Skandinaviska Enskilda Banken, 8.000% due 1/4/99                     4,992,967
  Societe Generale, 5.125% due 1/4/99                                  9,007,028
  Suntrust Bank, 4.000% due 1/4/99                                     1,203,334

Commercial Paper:
  Old Line Funding, 5.442% due 1/11/99                                 9,392,287

Repurchase Agreement:
  J.P. Morgan Securities, 5.000% due 1/4/99                            3,627,138
--------------------------------------------------------------------------------
Total                                                                $78,270,100
================================================================================

For the year ended December 31, 1998, interest income earned by the Portfolio from securities lending was $102,452.

6. Capital Shares

At December 31, 1998, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At December 31, 1998, total paid-in capital amounted to the following for each class:

                           Class A       Class B       Class L        Class Y       Class Z
==============================================================================================
Total Paid-in Capital   $500,927,411   $65,994,277   $55,970,023   $149,916,777   $144,208,230
==============================================================================================


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      17

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                         Year Ended                    Year Ended
                                      December 31, 1998             December 31, 1997
                                    ---------------------        -----------------------
                                    Shares         Amount        Shares           Amount
===========================================================================================
Class A
Shares sold                       2,930,454    $  53,653,695    1,441,479    $  24,457,765
Shares issued on reinvestment     2,761,372       50,701,617    3,970,126       67,884,054
Shares redeemed                  (5,175,572)     (94,163,370)  (4,677,363)     (78,829,273)
-------------------------------------------------------------------------------------------
Net Increase                        516,254    $  10,191,942      734,242    $  13,512,546
===========================================================================================
Class B
Shares sold                       2,474,028    $  45,218,249      731,383    $  12,514,579
Shares issued on reinvestment       208,508        3,803,115      135,875        2,316,326
Shares redeemed                    (525,055)      (9,395,016)    (201,810)      (3,394,313)
-------------------------------------------------------------------------------------------
Net Increase                      2,157,481    $  39,626,348      665,448    $  11,436,592
===========================================================================================
Class L*
Shares sold                       1,444,291    $  26,485,334      324,275    $   5,556,018
Shares issued on reinvestment       206,008        3,760,225      208,453        3,556,014
Shares redeemed                    (487,633)      (8,820,378)    (322,821)      (5,333,286)
-------------------------------------------------------------------------------------------
Net Increase                      1,162,666    $  21,425,181      209,907    $   3,778,746
===========================================================================================
Class Y
Shares sold                       2,165,372    $  39,371,723    6,479,279    $ 114,285,256
Shares issued on reinvestment            --               --           --               --
Shares redeemed                          --               --   (1,982,275)     (35,361,534)
-------------------------------------------------------------------------------------------
Net Increase                      2,165,372    $  39,371,723    4,497,004    $  78,923,722
===========================================================================================
Class Z
Shares sold                       1,704,869    $  31,236,271      484,651    $   7,963,435
Shares issued on reinvestment       631,826       11,627,003      839,710       14,387,232
Shares redeemed                    (518,759)      (9,352,794)    (545,481)      (9,278,007)
-------------------------------------------------------------------------------------------
Net Increase                      1,817,936    $  33,510,480      778,880    $  13,072,660
===========================================================================================

*     On June 12, 1998, Class C shares were renamed Class L shares


--------------------------------------------------------------------------------
18                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

Class A Shares                               1998(1)        1997         1996         1995        1994(2)
==========================================================================================================
Net Asset Value, Beginning of Year          $  17.09     $  14.79     $  14.59     $  12.18     $  13.31
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.24         0.29         0.36         0.39         0.43
   Net realized and unrealized gain (loss)      2.24         3.80         1.99         3.59        (1.00)
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             2.48         4.09         2.35         3.98        (0.57)
----------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.23)       (0.29)       (0.36)       (0.39)       (0.42)
   Net realized gains(3)                       (1.06)       (1.50)       (1.79)       (1.18)       (0.14)
----------------------------------------------------------------------------------------------------------
Total Distributions                            (1.29)       (1.79)       (2.15)       (1.57)       (0.56)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $  18.28     $  17.09     $  14.79     $  14.59     $  12.18
----------------------------------------------------------------------------------------------------------
Total Return                                   14.61%       27.86%       16.06%       33.05%       (4.31)%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $821,003     $758,708     $645,935     $617,431     $544,572
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     0.90%        0.92%        0.95%        1.02%        0.96%
   Net investment income                        1.29         1.71         2.28         2.78         3.31
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           48%          40%          49%          51%          27%
==========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore for the period from January 1, 1994 to October 9, 1994 the Class C share activity is included with the Class A share activity.
(3) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      19

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

Class B Shares                                1998(1)      1997        1996       1995     1994(2)
=====================================================================================================
Net Asset Value, Beginning of Year           $ 17.03     $ 14.74     $ 14.54     $12.15    $12.54
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.09        0.16        0.25       0.24      0.03
   Net realized and unrealized gain (loss)      2.24        3.78        1.98       3.62     (0.19)
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             2.33        3.94        2.23       3.86     (0.16)
-----------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.09)      (0.15)      (0.24)     (0.29)    (0.09)
   Net realized gains(3)                       (1.06)      (1.50)      (1.79)     (1.18)    (0.14)
-----------------------------------------------------------------------------------------------------
Total Distributions                            (1.15)      (1.65)      (2.03)     (1.47)    (0.23)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $ 18.21     $ 17.03     $ 14.74     $14.54    $12.15
-----------------------------------------------------------------------------------------------------
Total Return                                   13.71%      26.83%      15.22%     32.07%    (1.28)%++
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)               $69,786     $28,525     $14,883     $6,065    $  354
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     1.69%       1.71%       1.71%      1.73%     1.59%+*
   Net investment income                        0.51        0.92        1.55       1.83      2.11+
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           48%         40%         49%        51%       27%
=====================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from November 7, 1994 (inception date) to December 31,
      1994.
(3) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
*     Figure has been restated from December 31, 1994 annual report.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
20                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

Class L Shares(1)                              1998(2)         1997        1996           1995         1994(3)
===============================================================================================================
Net Asset Value, Beginning of Year           $  17.05       $  14.76     $ 14.57        $ 12.18       $ 13.30
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                         0.09           0.16        0.24           0.27          0.31
   Net realized and unrealized gain (loss)       2.24           3.79        1.98           3.59         (0.95)
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              2.33           3.95        2.22           3.86         (0.64)
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.10)         (0.16)      (0.24)         (0.29)        (0.34)
   Net realized gains(4)                        (1.06)         (1.50)      (1.79)         (1.18)        (0.14)
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (1.16)         (1.66)      (2.03)         (1.47)        (0.48)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $  18.22       $  17.05     $ 14.76        $ 14.57       $ 12.18
---------------------------------------------------------------------------------------------------------------
Total Return                                    13.73%         26.85%      15.15%         32.01%        (4.91)%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)               $ 66,190       $ 42,115     $33,365        $29,758       $27,507
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.67%          1.69%       1.73%          1.79%         1.75%
   Net investment income                         0.52           0.93        1.50           2.00          2.49
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            48%            40%         49%            51%           27%
===============================================================================================================
Class Y Shares                                 1998(2)          1997      1996(2)(5)
===============================================================================================================
Net Asset Value, Beginning of Year           $  17.09       $  14.80     $ 15.06
---------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                         0.30           0.38        0.36
   Net realized and unrealized gain              2.24           3.76        1.58
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     2.54           4.14        1.94
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.29)         (0.35)      (0.41)
   Net realized gains(4)                        (1.06)         (1.50)      (1.79)
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (1.35)         (1.85)      (2.20)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $  18.28       $  17.09     $ 14.80
---------------------------------------------------------------------------------------------------------------
Total Return                                    14.96%         28.21%      12.86%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)               $159,084       $111,690     $30,169
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.58%          0.60%       0.66%+
   Net investment income                         1.61           2.06        3.02+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            48%            40%         49%
===============================================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares.
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   On November 7, 1994, the former Class B shares were renamed Class C shares.
(4) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
(5)   For the period from February 6, 1996 (inception date) to December 31,
      1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      21

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

Class Z Shares                                1998(1)        1997         1996        1995      1994(2)
==========================================================================================================
Net Asset Value, Beginning of Year           $  17.12     $  14.82     $  14.61     $ 12.19    $ 12.54
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                         0.30         0.35         0.42        0.43       0.07
   Net realized and unrealized gain (loss)       2.24         3.80         1.99        3.59      (0.16)
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              2.54         4.15         2.41        4.02      (0.09)
----------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.29)       (0.35)       (0.41)      (0.42)     (0.12)
   Net realized gains(3)                        (1.06)       (1.50)       (1.79)      (1.18)     (0.14)
----------------------------------------------------------------------------------------------------------
Total Distributions                             (1.35)       (1.85)       (2.20)      (1.60)     (0.26)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $  18.31     $  17.12     $  14.82     $ 14.61    $ 12.19
----------------------------------------------------------------------------------------------------------
Total Return                                    14.95%       28.27%       16.47%      33.41%     (0.73)%++
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)               $187,352     $144,008     $113,160     $98,661    $80,010
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.59%        0.60%        0.62%       0.69%      0.42%+
   Net investment income                         1.61         2.03         2.62        3.11       3.88+
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            48%          40%          49%         51%        27%
==========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from November 7, 1994 (inception date) to December 31,
      1994.
(3) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 1998:

      o     A corporate dividends received deduction of 100%.
      o     Total long-term capital gain distributions paid of $71,127,486

A total of 0.09% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


--------------------------------------------------------------------------------
22                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Smith Barney Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Large Cap Value Fund of Smith Barney Funds, Inc., as of December 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. As to securities purchased or sold, but not received or delivered we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Large Cap Value Fund of Smith Barney Funds, Inc. as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                     /s/ KPMG LLP


New York, New York
February 8, 1999


--------------------------------------------------------------------------------
Smith Barney Funds, Inc.                                                      23

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On March 9, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

      1.    To elect Directors of the Fund which includes all Portfolios; and

      2. To approve or disapprove the reclassification, modification and/or elimination ofcertain fundamental investment policies.

      The results of the vote on Proposal 1 were as follows:

                       Shares Voted    Percentage    Shares Voted    Percentage
Name of Directors           For       Shares Voted      Against     Shares Voted
================================================================================
Donald R. Foley       62,337,781.584      97.711%    1,460,539.861      2.289%
Paul Hardin           62,483,574.901      97.939     1,314,746.544      2.061
Heath B. McLendon     62,478,743.675      97.932     1,319,577.770      2.068
Roderick C. Rasmussen 62,392,606.672      97.797     1,405,714.773      2.203
Bruce D. Sargent      62,441,692.899      97.874     1,356,628.546      2.126
John P. Toolan        62,414,616.642      97.831     1,383,704.803      2.169
================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental policies of the Portfolio in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Portfolio. The following chart demonstrates that all proposals were approved by shareholders.

Please note that "M" indicates a modification of the policy; "E" indicates the elimination of the policy; and "R" indicates the reclassification of the policy from fundamental (which would require shareholder approval to change) to non-fundamental (which can be changed by a vote of the Board of Directors).

================================================================================
 M      Diversification                                                Approved
--------------------------------------------------------------------------------
 M      Senior Securities                                              Approved
--------------------------------------------------------------------------------
 M      Industry Concentration                                         Approved
--------------------------------------------------------------------------------
 M      Borrowing                                                      Approved
--------------------------------------------------------------------------------
 E      Ability to Pledge Assets                                       Approved
--------------------------------------------------------------------------------
 M      Lending                                                        Approved
--------------------------------------------------------------------------------
 M      Underwriting of Securities                                     Approved
--------------------------------------------------------------------------------
 R      Margin and Short Sales                                         Approved
--------------------------------------------------------------------------------
 M      Real Estate                                                    Approved
--------------------------------------------------------------------------------
 R      Restricted and Illiquid Securities                             Approved
--------------------------------------------------------------------------------
 R      Unseasoned Issues                                              Approved
--------------------------------------------------------------------------------
 E      5% of Ownership of Certain Securities                          Approved
--------------------------------------------------------------------------------
 R      Purchases of Securities of Other Investment Companies          Approved
--------------------------------------------------------------------------------
 R      Exercising Control or Management                               Approved
--------------------------------------------------------------------------------
 R      Investments in Oil, Gas and Mineral Exploration                Approved
--------------------------------------------------------------------------------
 R      Puts, Calls and Combinations Thereof                           Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Portfolio on all proposals.

                Percentage                 Percentage                 Percentage
Shares Voted    of Shares   Shares Voted   of Shares     Shares       of Shares
     For          Voted        Against       Voted      Abstained     Abstained
================================================================================
32,325,590.748   91.658%    8,13,462.455     2.306%    2,128,663.416    6.036%
================================================================================


--------------------------------------------------------------------------------
24                                            1998 Annual Report to Shareholders

Smith Barney
Funds, Inc.


Directors

Donald R. Foley
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus


Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Ellen Cardozo Sonsino
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary


Investment Adviser

Mutual Management Corp.


Distributor

CFBDS, Inc.


Custodian

PNC Bank, N.A.


Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- Large Cap Value Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

 SALOMON SMITH BARNEY
 --------------------
A member of citigroup [LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Funds, Inc.

Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

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